Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Meeder Funds
Entity Central Index Key	0000702435
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000174346
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Adviser Class
Trading Symbol	BLNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,278	10,397	10,279
Aug-16	10,287	10,423	10,301
Sep-16	10,297	10,440	10,340
Oct-16	10,086	10,214	10,189
Nov-16	10,259	10,671	10,245
Dec-16	10,365	10,879	10,379
Jan-17	10,491	11,084	10,547
Feb-17	10,799	11,496	10,761
Mar-17	10,799	11,504	10,814
Apr-17	10,915	11,626	10,927
May-17	11,022	11,745	11,053
Jun-17	11,080	11,851	11,095
Jul-17	11,273	12,074	11,284
Aug-17	11,341	12,098	11,341
Sep-17	11,476	12,393	11,472
Oct-17	11,670	12,663	11,615
Nov-17	11,834	13,048	11,773
Dec-17	11,942	13,178	11,901
Jan-18	12,341	13,873	12,224
Feb-18	11,962	13,361	11,873
Mar-18	11,809	13,093	11,797
Apr-18	11,830	13,143	11,809
May-18	11,963	13,514	11,881
Jun-18	11,952	13,602	11,863
Jul-18	12,209	14,054	12,070
Aug-18	12,486	14,547	12,176
Sep-18	12,450	14,571	12,163
Oct-18	11,740	13,498	11,590
Nov-18	11,802	13,769	11,751
Dec-18	11,585	12,487	11,335
Jan-19	11,772	13,559	11,957
Feb-19	11,907	14,036	12,164
Mar-19	12,016	14,241	12,318
Apr-19	12,225	14,810	12,556
May-19	11,725	13,851	12,180
Jun-19	12,282	14,824	12,704
Jul-19	12,386	15,044	12,744
Aug-19	12,251	14,738	12,635
Sep-19	12,386	14,996	12,821
Oct-19	12,533	15,319	13,033
Nov-19	12,774	15,902	13,213
Dec-19	13,043	16,361	13,491
Jan-20	12,959	16,343	13,456
Feb-20	12,283	15,005	12,859
Mar-20	11,290	12,941	11,686
Apr-20	11,691	14,655	12,519
May-20	11,934	15,439	12,919
Jun-20	12,040	15,792	13,174
Jul-20	12,443	16,689	13,642
Aug-20	12,974	17,898	14,051
Sep-20	12,690	17,246	13,807
Oct-20	12,402	16,874	13,622
Nov-20	13,319	18,927	14,769
Dec-20	13,782	19,778	15,221
Jan-21	13,739	19,690	15,128
Feb-21	13,942	20,306	15,311
Mar-21	14,294	21,033	15,551
Apr-21	14,774	22,118	15,999
May-21	14,902	22,219	16,220
Jun-21	15,094	22,767	16,326
Jul-21	15,190	23,152	16,443
Aug-21	15,446	23,812	16,658
Sep-21	15,027	22,743	16,216
Oct-21	15,500	24,281	16,615
Nov-21	15,350	23,912	16,314
Dec-21	15,671	24,853	16,772
Jan-22	15,161	23,391	16,139
Feb-22	14,999	22,802	15,891
Mar-22	14,976	23,542	15,902
Apr-22	14,339	21,429	14,972
May-22	14,362	21,400	15,015
Jun-22	13,806	19,610	14,099
Jul-22	14,132	21,450	14,821
Aug-22	13,853	20,649	14,369
Sep-22	13,469	18,734	13,264
Oct-22	13,797	20,271	13,708
Nov-22	14,243	21,329	14,605
Dec-22	13,984	20,080	14,294
Jan-23	14,381	21,463	15,078
Feb-23	14,056	20,961	14,652
Mar-23	14,284	21,522	14,912
Apr-23	14,453	21,751	15,049
May-23	14,345	21,836	14,784
Jun-23	14,876	23,327	15,282
Jul-23	15,167	24,163	15,647
Aug-23	14,985	23,696	15,300
Sep-23	14,561	22,568	14,780
Oct-23	14,256	21,969	14,359
Nov-23	15,036	24,018	15,417
Dec-23	15,729	25,292	16,184
Jan-24	15,839	25,572	16,164
Feb-24	16,417	26,956	16,426
Mar-24	16,908	27,826	16,817
Apr-24	16,242	26,602	16,289
May-24	16,945	27,858	16,719
Jun-24	17,192	28,721	16,862
Jul-24	17,501	29,255	17,292
Aug-24	17,848	29,892	17,679
Sep-24	17,984	30,510	18,038
Oct-24	17,648	30,286	17,571
Nov-24	18,271	32,301	18,061
Dec-24	17,658	31,313	17,522
Jan-25	18,063	32,302	17,972
Feb-25	18,049	31,683	18,110
Mar-25	17,322	29,835	17,818
Apr-25	17,182	29,635	17,995
May-25	17,771	31,513	18,477
Jun-25	18,360	33,114	19,040
Jul-25	18,515	33,843	19,102
Aug-25	18,938	34,626	19,515
Sep-25	19,445	35,821	19,919
Oct-25	19,699	36,589	20,085
Nov-25	19,855	36,690	20,178
Dec-25	19,889	36,682	20,316
Jan-26	20,383	37,251	20,790
Feb-26	20,717	37,074	21,284
Mar-26	19,701	35,231	20,109
Apr-26	20,896	38,825	21,222
May-26	21,566	40,792	21,870
Jun-26	21,610	40,672	22,006

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	17.70%	7.44%	8.01%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 489,745,598
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 1,527,272
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$489,745,598
# of Portfolio Holdings	218
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,527,272

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	1.0%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.7%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	50.9%Footnote Reference
Registered Investment Companies	29.5%Footnote Reference
Money Market Registered Investment Companies	17.7%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Baird Core Plus Bond Fund - Class I	5.3%
Fidelity Total Bond Fund - Class Z	5.3%
Fidelity Advisor Capital & Income Fund - Class Z	4.3%
Apple Inc	4.0%
NVIDIA Corp	3.9%
Alphabet Inc - Class C	3.3%
Microsoft Corp	2.9%
Dodge & Cox Income Fund - Class I	2.8%
State Street SPDR Bloomberg High Yield Bond ETF	2.7%
PGIM Total Return Bond Fund Class R6	2.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174345
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Institutional Class
Trading Symbol	BLNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,278	10,397	10,279
Aug-16	10,287	10,423	10,301
Sep-16	10,297	10,440	10,340
Oct-16	10,086	10,214	10,189
Nov-16	10,259	10,671	10,245
Dec-16	10,371	10,879	10,379
Jan-17	10,487	11,084	10,547
Feb-17	10,796	11,496	10,761
Mar-17	10,796	11,504	10,814
Apr-17	10,912	11,626	10,927
May-17	11,018	11,745	11,053
Jun-17	11,076	11,851	11,095
Jul-17	11,270	12,074	11,284
Aug-17	11,337	12,098	11,341
Sep-17	11,483	12,393	11,472
Oct-17	11,677	12,663	11,615
Nov-17	11,842	13,048	11,773
Dec-17	11,953	13,178	11,901
Jan-18	12,342	13,873	12,224
Feb-18	11,963	13,361	11,873
Mar-18	11,820	13,093	11,797
Apr-18	11,841	13,143	11,809
May-18	11,974	13,514	11,881
Jun-18	11,964	13,602	11,863
Jul-18	12,231	14,054	12,070
Aug-18	12,498	14,547	12,176
Sep-18	12,467	14,571	12,163
Oct-18	11,756	13,498	11,590
Nov-18	11,818	13,769	11,751
Dec-18	11,612	12,487	11,335
Jan-19	11,800	13,559	11,957
Feb-19	11,935	14,036	12,164
Mar-19	12,050	14,241	12,318
Apr-19	12,258	14,810	12,556
May-19	11,768	13,851	12,180
Jun-19	12,321	14,824	12,704
Jul-19	12,426	15,044	12,744
Aug-19	12,290	14,738	12,635
Sep-19	12,436	14,996	12,821
Oct-19	12,584	15,319	13,033
Nov-19	12,815	15,902	13,213
Dec-19	13,096	16,361	13,491
Jan-20	13,021	16,343	13,456
Feb-20	12,333	15,005	12,859
Mar-20	11,337	12,941	11,686
Apr-20	11,739	14,655	12,519
May-20	11,983	15,439	12,919
Jun-20	12,089	15,792	13,174
Jul-20	12,494	16,689	13,642
Aug-20	13,026	17,898	14,051
Sep-20	12,738	17,246	13,807
Oct-20	12,449	16,874	13,622
Nov-20	13,380	18,927	14,769
Dec-20	13,843	19,778	15,221
Jan-21	13,811	19,690	15,128
Feb-21	14,004	20,306	15,311
Mar-21	14,367	21,033	15,551
Apr-21	14,849	22,118	15,999
May-21	14,977	22,219	16,220
Jun-21	15,159	22,767	16,326
Jul-21	15,266	23,152	16,443
Aug-21	15,523	23,812	16,658
Sep-21	15,098	22,743	16,216
Oct-21	15,573	24,281	16,615
Nov-21	15,411	23,912	16,314
Dec-21	15,741	24,853	16,772
Jan-22	15,230	23,391	16,139
Feb-22	15,068	22,802	15,891
Mar-22	15,033	23,542	15,902
Apr-22	14,395	21,429	14,972
May-22	14,418	21,400	15,015
Jun-22	13,861	19,610	14,099
Jul-22	14,187	21,450	14,821
Aug-22	13,907	20,649	14,369
Sep-22	13,522	18,734	13,264
Oct-22	13,852	20,271	13,708
Nov-22	14,299	21,329	14,605
Dec-22	14,041	20,080	14,294
Jan-23	14,439	21,463	15,078
Feb-23	14,126	20,961	14,652
Mar-23	14,343	21,522	14,912
Apr-23	14,512	21,751	15,049
May-23	14,403	21,836	14,784
Jun-23	14,936	23,327	15,282
Jul-23	15,228	24,163	15,647
Aug-23	15,046	23,696	15,300
Sep-23	14,620	22,568	14,780
Oct-23	14,302	21,969	14,359
Nov-23	15,097	24,018	15,417
Dec-23	15,800	25,292	16,184
Jan-24	15,899	25,572	16,164
Feb-24	16,477	26,956	16,426
Mar-24	16,982	27,826	16,817
Apr-24	16,303	26,602	16,289
May-24	17,007	27,858	16,719
Jun-24	17,254	28,721	16,862
Jul-24	17,564	29,255	17,292
Aug-24	17,911	29,892	17,679
Sep-24	18,048	30,510	18,038
Oct-24	17,712	30,286	17,571
Nov-24	18,322	32,301	18,061
Dec-24	17,719	31,313	17,522
Jan-25	18,125	32,302	17,972
Feb-25	18,111	31,683	18,110
Mar-25	17,384	29,835	17,818
Apr-25	17,243	29,635	17,995
May-25	17,833	31,513	18,477
Jun-25	18,423	33,114	19,040
Jul-25	18,578	33,843	19,102
Aug-25	19,001	34,626	19,515
Sep-25	19,508	35,821	19,919
Oct-25	19,763	36,589	20,085
Nov-25	19,933	36,690	20,178
Dec-25	19,966	36,682	20,316
Jan-26	20,461	37,251	20,790
Feb-26	20,795	37,074	21,284
Mar-26	19,764	35,231	20,109
Apr-26	20,960	38,825	21,222
May-26	21,645	40,792	21,870
Jun-26	21,689	40,672	22,006

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	17.73%	7.43%	8.05%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 489,745,598
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 1,527,272
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$489,745,598
# of Portfolio Holdings	218
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,527,272

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	1.0%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.7%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	50.9%Footnote Reference
Registered Investment Companies	29.5%Footnote Reference
Money Market Registered Investment Companies	17.7%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Baird Core Plus Bond Fund - Class I	5.3%
Fidelity Total Bond Fund - Class Z	5.3%
Fidelity Advisor Capital & Income Fund - Class Z	4.3%
Apple Inc	4.0%
NVIDIA Corp	3.9%
Alphabet Inc - Class C	3.3%
Microsoft Corp	2.9%
Dodge & Cox Income Fund - Class I	2.8%
State Street SPDR Bloomberg High Yield Bond ETF	2.7%
PGIM Total Return Bond Fund Class R6	2.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010077
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Retail Class
Trading Symbol	FLDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$68	1.31%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,278	10,397	10,279
Aug-16	10,287	10,423	10,301
Sep-16	10,297	10,440	10,340
Oct-16	10,086	10,214	10,189
Nov-16	10,259	10,671	10,245
Dec-16	10,364	10,879	10,379
Jan-17	10,479	11,084	10,547
Feb-17	10,779	11,496	10,761
Mar-17	10,779	11,504	10,814
Apr-17	10,895	11,626	10,927
May-17	11,001	11,745	11,053
Jun-17	11,044	11,851	11,095
Jul-17	11,238	12,074	11,284
Aug-17	11,296	12,098	11,341
Sep-17	11,441	12,393	11,472
Oct-17	11,626	12,663	11,615
Nov-17	11,790	13,048	11,773
Dec-17	11,891	13,178	11,901
Jan-18	12,270	13,873	12,224
Feb-18	11,901	13,361	11,873
Mar-18	11,748	13,093	11,797
Apr-18	11,758	13,143	11,809
May-18	11,891	13,514	11,881
Jun-18	11,881	13,602	11,863
Jul-18	12,138	14,054	12,070
Aug-18	12,405	14,547	12,176
Sep-18	12,369	14,571	12,163
Oct-18	11,658	13,498	11,590
Nov-18	11,720	13,769	11,751
Dec-18	11,504	12,487	11,335
Jan-19	11,691	13,559	11,957
Feb-19	11,816	14,036	12,164
Mar-19	11,920	14,241	12,318
Apr-19	12,128	14,810	12,556
May-19	11,639	13,851	12,180
Jun-19	12,190	14,824	12,704
Jul-19	12,284	15,044	12,744
Aug-19	12,148	14,738	12,635
Sep-19	12,284	14,996	12,821
Oct-19	12,420	15,319	13,033
Nov-19	12,650	15,902	13,213
Dec-19	12,918	16,361	13,491
Jan-20	12,834	16,343	13,456
Feb-20	12,160	15,005	12,859
Mar-20	11,169	12,941	11,686
Apr-20	11,570	14,655	12,519
May-20	11,802	15,439	12,919
Jun-20	11,896	15,792	13,174
Jul-20	12,298	16,689	13,642
Aug-20	12,816	17,898	14,051
Sep-20	12,525	17,246	13,807
Oct-20	12,249	16,874	13,622
Nov-20	13,151	18,927	14,769
Dec-20	13,599	19,778	15,221
Jan-21	13,556	19,690	15,128
Feb-21	13,747	20,306	15,311
Mar-21	14,097	21,033	15,551
Apr-21	14,564	22,118	15,999
May-21	14,681	22,219	16,220
Jun-21	14,861	22,767	16,326
Jul-21	14,956	23,152	16,443
Aug-21	15,211	23,812	16,658
Sep-21	14,787	22,743	16,216
Oct-21	15,246	24,281	16,615
Nov-21	15,096	23,912	16,314
Dec-21	15,398	24,853	16,772
Jan-22	14,904	23,391	16,139
Feb-22	14,744	22,802	15,891
Mar-22	14,709	23,542	15,902
Apr-22	14,078	21,429	14,972
May-22	14,101	21,400	15,015
Jun-22	13,550	19,610	14,099
Jul-22	13,861	21,450	14,821
Aug-22	13,585	20,649	14,369
Sep-22	13,205	18,734	13,264
Oct-22	13,530	20,271	13,708
Nov-22	13,948	21,329	14,605
Dec-22	13,690	20,080	14,294
Jan-23	14,071	21,463	15,078
Feb-23	13,762	20,961	14,652
Mar-23	13,976	21,522	14,912
Apr-23	14,131	21,751	15,049
May-23	14,024	21,836	14,784
Jun-23	14,538	23,327	15,282
Jul-23	14,813	24,163	15,647
Aug-23	14,633	23,696	15,300
Sep-23	14,214	22,568	14,780
Oct-23	13,901	21,969	14,359
Nov-23	14,671	24,018	15,417
Dec-23	15,344	25,292	16,184
Jan-24	15,441	25,572	16,164
Feb-24	15,997	26,956	16,426
Mar-24	16,481	27,826	16,817
Apr-24	15,826	26,602	16,289
May-24	16,506	27,858	16,719
Jun-24	16,736	28,721	16,862
Jul-24	17,040	29,255	17,292
Aug-24	17,357	29,892	17,679
Sep-24	17,491	30,510	18,038
Oct-24	17,161	30,286	17,571
Nov-24	17,747	32,301	18,061
Dec-24	17,155	31,313	17,522
Jan-25	17,539	32,302	17,972
Feb-25	17,539	31,683	18,110
Mar-25	16,825	29,835	17,818
Apr-25	16,674	29,635	17,995
May-25	17,238	31,513	18,477
Jun-25	17,803	33,114	19,040
Jul-25	17,955	33,843	19,102
Aug-25	18,369	34,626	19,515
Sep-25	18,839	35,821	19,919
Oct-25	19,088	36,589	20,085
Nov-25	19,241	36,690	20,178
Dec-25	19,273	36,682	20,316
Jan-26	19,742	37,251	20,790
Feb-26	20,069	37,074	21,284
Mar-26	19,074	35,231	20,109
Apr-26	20,229	38,825	21,222
May-26	20,871	40,792	21,870
Jun-26	20,906	40,672	22,006

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	17.43%	7.07%	7.65%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 489,745,598
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 1,527,272
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$489,745,598
# of Portfolio Holdings	218
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,527,272

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	1.0%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.7%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	50.9%Footnote Reference
Registered Investment Companies	29.5%Footnote Reference
Money Market Registered Investment Companies	17.7%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Baird Core Plus Bond Fund - Class I	5.3%
Fidelity Total Bond Fund - Class Z	5.3%
Fidelity Advisor Capital & Income Fund - Class Z	4.3%
Apple Inc	4.0%
NVIDIA Corp	3.9%
Alphabet Inc - Class C	3.3%
Microsoft Corp	2.9%
Dodge & Cox Income Fund - Class I	2.8%
State Street SPDR Bloomberg High Yield Bond ETF	2.7%
PGIM Total Return Bond Fund Class R6	2.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000176586
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Adviser Class
Trading Symbol	IFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,197	10,063	10,122
Aug-16	10,142	10,052	10,115
Sep-16	10,434	10,046	10,144
Oct-16	10,030	9,969	10,042
Nov-16	10,097	9,733	9,908
Dec-16	10,285	9,747	9,957
Jan-17	10,251	9,766	10,033
Feb-17	10,425	9,832	10,135
Mar-17	10,589	9,827	10,155
Apr-17	10,593	9,902	10,240
May-17	10,646	9,979	10,328
Jun-17	10,642	9,969	10,323
Jul-17	10,940	10,011	10,420
Aug-17	10,873	10,101	10,491
Sep-17	10,916	10,053	10,505
Oct-17	10,849	10,059	10,550
Nov-17	11,008	10,046	10,594
Dec-17	11,108	10,092	10,654
Jan-18	11,225	9,976	10,704
Feb-18	11,030	9,881	10,552
Mar-18	10,992	9,945	10,564
Apr-18	10,957	9,871	10,519
May-18	11,030	9,941	10,567
Jun-18	11,001	9,929	10,564
Jul-18	11,134	9,931	10,632
Aug-18	11,242	9,995	10,691
Sep-18	11,227	9,931	10,658
Oct-18	10,862	9,852	10,452
Nov-18	10,872	9,911	10,537
Dec-18	10,831	10,093	10,527
Jan-19	11,043	10,200	10,797
Feb-19	11,129	10,195	10,858
Mar-19	11,255	10,390	11,018
Apr-19	11,367	10,393	11,092
May-19	11,209	10,577	11,082
Jun-19	11,544	10,710	11,322
Jul-19	11,610	10,734	11,352
Aug-19	11,641	11,012	11,442
Sep-19	11,666	10,953	11,483
Oct-19	11,738	10,986	11,572
Nov-19	11,820	10,981	11,612
Dec-19	11,969	10,973	11,708
Jan-20	12,036	11,184	11,828
Feb-20	11,793	11,386	11,759
Mar-20	11,151	11,319	11,314
Apr-20	11,400	11,520	11,716
May-20	11,629	11,573	11,906
Jun-20	11,743	11,646	12,046
Jul-20	12,071	11,820	12,322
Aug-20	12,275	11,725	12,411
Sep-20	12,123	11,718	12,326
Oct-20	11,987	11,666	12,236
Nov-20	12,501	11,781	12,680
Dec-20	12,769	11,797	12,849
Jan-21	12,706	11,712	12,757
Feb-21	12,701	11,543	12,643
Mar-21	12,817	11,399	12,643
Apr-21	13,065	11,489	12,845
May-21	13,129	11,527	12,955
Jun-21	13,267	11,607	13,033
Jul-21	13,314	11,737	13,156
Aug-21	13,410	11,715	13,202
Sep-21	13,208	11,614	12,993
Oct-21	13,374	11,610	13,084
Nov-21	13,288	11,645	13,022
Dec-21	13,413	11,615	13,139
Jan-22	13,132	11,365	12,807
Feb-22	13,037	11,238	12,641
Mar-22	12,902	10,926	12,427
Apr-22	12,560	10,511	11,899
May-22	12,571	10,579	11,950
Jun-22	12,061	10,413	11,560
Jul-22	12,235	10,667	11,936
Aug-22	12,066	10,366	11,599
Sep-22	11,830	9,918	10,945
Oct-22	11,909	9,790	11,010
Nov-22	12,210	10,150	11,518
Dec-22	12,080	10,104	11,412
Jan-23	12,389	10,415	11,819
Feb-23	12,177	10,145	11,520
Mar-23	12,332	10,403	11,769
Apr-23	12,406	10,466	11,854
May-23	12,291	10,352	11,695
Jun-23	12,498	10,315	11,804
Jul-23	12,643	10,308	11,906
Aug-23	12,551	10,242	11,763
Sep-23	12,336	9,982	11,443
Oct-23	12,201	9,824	11,233
Nov-23	12,739	10,269	11,821
Dec-23	13,295	10,662	12,295
Jan-24	13,319	10,633	12,269
Feb-24	13,443	10,483	12,226
Mar-24	13,697	10,580	12,388
Apr-24	13,310	10,312	12,064
May-24	13,679	10,487	12,310
Jun-24	13,828	10,587	12,416
Jul-24	14,109	10,834	12,726
Aug-24	14,343	10,990	12,953
Sep-24	14,511	11,137	13,152
Oct-24	14,239	10,860	12,813
Nov-24	14,541	10,975	13,002
Dec-24	14,209	10,796	12,734
Jan-25	14,410	10,853	12,895
Feb-25	14,587	11,092	13,112
Mar-25	14,295	11,096	13,059
Apr-25	14,196	11,140	13,161
May-25	14,362	11,060	13,214
Jun-25	14,694	11,230	13,479
Jul-25	14,737	11,200	13,459
Aug-25	14,966	11,334	13,686
Sep-25	15,250	11,458	13,867
Oct-25	15,406	11,529	13,956
Nov-25	15,493	11,601	14,033
Dec-25	15,464	11,584	14,058
Jan-26	15,635	11,596	14,197
Feb-26	15,876	11,786	14,453
Mar-26	15,363	11,578	14,004
Apr-26	15,830	11,591	14,281
May-26	16,085	11,628	14,444
Jun-26	16,137	11,656	14,479

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	9.82%	4.00%	4.90%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Conservative Target Risk Index	7.42%	2.13%	3.77%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 171,773,166
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 411,416
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$171,773,166
# of Portfolio Holdings	211
Portfolio Turnover Rate	76%
Advisory Fees and Waivers	411,416

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.1%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	22.0%Footnote Reference
Registered Investment Companies	68.5%Footnote Reference
Money Market Registered Investment Companies	8.5%Footnote Reference
Call/Put Options Purchased	0.1%Footnote Reference
Assets/Other Liabilities (Net)	0.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	14.1%
Baird Core Plus Bond Fund - Class I	14.0%
Fidelity Advisor Capital & Income Fund - Class Z	10.5%
State Street SPDR Bloomberg High Yield Bond ETF	6.6%
Dodge & Cox Income Fund - Class I	6.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.2%
PGIM Total Return Bond Fund Class R6	4.1%
Guggenheim Total Return Bond Fund - Class I	4.1%
iShares 20+ Year Treasury Bond ETF	3.4%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000169633
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Institutional Class
Trading Symbol	IFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,197	10,063	10,122
Aug-16	10,142	10,052	10,115
Sep-16	10,434	10,046	10,144
Oct-16	10,030	9,969	10,042
Nov-16	10,097	9,733	9,908
Dec-16	10,284	9,747	9,957
Jan-17	10,250	9,766	10,033
Feb-17	10,428	9,832	10,135
Mar-17	10,587	9,827	10,155
Apr-17	10,592	9,902	10,240
May-17	10,645	9,979	10,328
Jun-17	10,645	9,969	10,323
Jul-17	10,944	10,011	10,420
Aug-17	10,877	10,101	10,491
Sep-17	10,920	10,053	10,505
Oct-17	10,862	10,059	10,550
Nov-17	11,016	10,046	10,594
Dec-17	11,117	10,092	10,654
Jan-18	11,239	9,976	10,704
Feb-18	11,044	9,881	10,552
Mar-18	11,010	9,945	10,564
Apr-18	10,976	9,871	10,519
May-18	11,054	9,941	10,567
Jun-18	11,025	9,929	10,564
Jul-18	11,157	9,931	10,632
Aug-18	11,265	9,995	10,691
Sep-18	11,255	9,931	10,658
Oct-18	10,891	9,852	10,452
Nov-18	10,900	9,911	10,537
Dec-18	10,864	10,093	10,527
Jan-19	11,076	10,200	10,797
Feb-19	11,167	10,195	10,858
Mar-19	11,293	10,390	11,018
Apr-19	11,405	10,393	11,092
May-19	11,248	10,577	11,082
Jun-19	11,588	10,710	11,322
Jul-19	11,654	10,734	11,352
Aug-19	11,690	11,012	11,442
Sep-19	11,716	10,953	11,483
Oct-19	11,788	10,986	11,572
Nov-19	11,870	10,981	11,612
Dec-19	12,017	10,973	11,708
Jan-20	12,079	11,184	11,828
Feb-20	11,841	11,386	11,759
Mar-20	11,198	11,319	11,314
Apr-20	11,442	11,520	11,716
May-20	11,671	11,573	11,906
Jun-20	11,786	11,646	12,046
Jul-20	12,115	11,820	12,322
Aug-20	12,324	11,725	12,411
Sep-20	12,172	11,718	12,326
Oct-20	12,036	11,666	12,236
Nov-20	12,550	11,781	12,680
Dec-20	12,820	11,797	12,849
Jan-21	12,751	11,712	12,757
Feb-21	12,746	11,543	12,643
Mar-21	12,862	11,399	12,643
Apr-21	13,111	11,489	12,845
May-21	13,180	11,527	12,955
Jun-21	13,318	11,607	13,033
Jul-21	13,361	11,737	13,156
Aug-21	13,457	11,715	13,202
Sep-21	13,254	11,614	12,993
Oct-21	13,415	11,610	13,084
Nov-21	13,329	11,645	13,022
Dec-21	13,453	11,615	13,139
Jan-22	13,172	11,365	12,807
Feb-22	13,077	11,238	12,641
Mar-22	12,942	10,926	12,427
Apr-22	12,594	10,511	11,899
May-22	12,605	10,579	11,950
Jun-22	12,094	10,413	11,560
Jul-22	12,269	10,667	11,936
Aug-22	12,094	10,366	11,599
Sep-22	11,858	9,918	10,945
Oct-22	11,937	9,790	11,010
Nov-22	12,244	10,150	11,518
Dec-22	12,108	10,104	11,412
Jan-23	12,417	10,415	11,819
Feb-23	12,205	10,145	11,520
Mar-23	12,365	10,403	11,769
Apr-23	12,434	10,466	11,854
May-23	12,319	10,352	11,695
Jun-23	12,526	10,315	11,804
Jul-23	12,671	10,308	11,906
Aug-23	12,573	10,242	11,763
Sep-23	12,364	9,982	11,443
Oct-23	12,224	9,824	11,233
Nov-23	12,762	10,269	11,821
Dec-23	13,322	10,662	12,295
Jan-24	13,346	10,633	12,269
Feb-24	13,470	10,483	12,226
Mar-24	13,718	10,580	12,388
Apr-24	13,331	10,312	12,064
May-24	13,700	10,487	12,310
Jun-24	13,848	10,587	12,416
Jul-24	14,130	10,834	12,726
Aug-24	14,363	10,990	12,953
Sep-24	14,525	11,137	13,152
Oct-24	14,254	10,860	12,813
Nov-24	14,561	10,975	13,002
Dec-24	14,225	10,796	12,734
Jan-25	14,426	10,853	12,895
Feb-25	14,603	11,092	13,112
Mar-25	14,311	11,096	13,059
Apr-25	14,213	11,140	13,161
May-25	14,378	11,060	13,214
Jun-25	14,709	11,230	13,479
Jul-25	14,753	11,200	13,459
Aug-25	14,981	11,334	13,686
Sep-25	15,265	11,458	13,867
Oct-25	15,420	11,529	13,956
Nov-25	15,508	11,601	14,033
Dec-25	15,482	11,584	14,058
Jan-26	15,653	11,596	14,197
Feb-26	15,894	11,786	14,453
Mar-26	15,382	11,578	14,004
Apr-26	15,847	11,591	14,281
May-26	16,103	11,628	14,444
Jun-26	16,154	11,656	14,479

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	9.82%	3.94%	4.91%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Conservative Target Risk Index	7.42%	2.13%	3.77%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 171,773,166
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 411,416
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$171,773,166
# of Portfolio Holdings	211
Portfolio Turnover Rate	76%
Advisory Fees and Waivers	411,416

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.1%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	22.0%Footnote Reference
Registered Investment Companies	68.5%Footnote Reference
Money Market Registered Investment Companies	8.5%Footnote Reference
Call/Put Options Purchased	0.1%Footnote Reference
Assets/Other Liabilities (Net)	0.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	14.1%
Baird Core Plus Bond Fund - Class I	14.0%
Fidelity Advisor Capital & Income Fund - Class Z	10.5%
State Street SPDR Bloomberg High Yield Bond ETF	6.6%
Dodge & Cox Income Fund - Class I	6.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.2%
PGIM Total Return Bond Fund Class R6	4.1%
Guggenheim Total Return Bond Fund - Class I	4.1%
iShares 20+ Year Treasury Bond ETF	3.4%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010070
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Retail Class
Trading Symbol	FLRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,197	10,063	10,122
Aug-16	10,142	10,052	10,115
Sep-16	10,434	10,046	10,144
Oct-16	10,030	9,969	10,042
Nov-16	10,102	9,733	9,908
Dec-16	10,287	9,747	9,957
Jan-17	10,248	9,766	10,033
Feb-17	10,422	9,832	10,135
Mar-17	10,581	9,827	10,155
Apr-17	10,581	9,902	10,240
May-17	10,629	9,979	10,328
Jun-17	10,625	9,969	10,323
Jul-17	10,924	10,011	10,420
Aug-17	10,851	10,101	10,491
Sep-17	10,895	10,053	10,505
Oct-17	10,827	10,059	10,550
Nov-17	10,982	10,046	10,594
Dec-17	11,073	10,092	10,654
Jan-18	11,190	9,976	10,704
Feb-18	10,999	9,881	10,552
Mar-18	10,955	9,945	10,564
Apr-18	10,920	9,871	10,519
May-18	10,994	9,941	10,567
Jun-18	10,960	9,929	10,564
Jul-18	11,088	9,931	10,632
Aug-18	11,197	9,995	10,691
Sep-18	11,182	9,931	10,658
Oct-18	10,819	9,852	10,452
Nov-18	10,824	9,911	10,537
Dec-18	10,783	10,093	10,527
Jan-19	10,997	10,200	10,797
Feb-19	11,078	10,195	10,858
Mar-19	11,205	10,390	11,018
Apr-19	11,313	10,393	11,092
May-19	11,149	10,577	11,082
Jun-19	11,486	10,710	11,322
Jul-19	11,548	10,734	11,352
Aug-19	11,574	11,012	11,442
Sep-19	11,599	10,953	11,483
Oct-19	11,666	10,986	11,572
Nov-19	11,744	10,981	11,612
Dec-19	11,888	10,973	11,708
Jan-20	11,950	11,184	11,828
Feb-20	11,706	11,386	11,759
Mar-20	11,066	11,319	11,314
Apr-20	11,306	11,520	11,716
May-20	11,530	11,573	11,906
Jun-20	11,640	11,646	12,046
Jul-20	11,959	11,820	12,322
Aug-20	12,163	11,725	12,411
Sep-20	12,006	11,718	12,326
Oct-20	11,870	11,666	12,236
Nov-20	12,374	11,781	12,680
Dec-20	12,634	11,797	12,849
Jan-21	12,565	11,712	12,757
Feb-21	12,560	11,543	12,643
Mar-21	12,666	11,399	12,643
Apr-21	12,909	11,489	12,845
May-21	12,973	11,527	12,955
Jun-21	13,100	11,607	13,033
Jul-21	13,142	11,737	13,156
Aug-21	13,232	11,715	13,202
Sep-21	13,031	11,614	12,993
Oct-21	13,190	11,610	13,084
Nov-21	13,100	11,645	13,022
Dec-21	13,220	11,615	13,139
Jan-22	12,941	11,365	12,807
Feb-22	12,846	11,238	12,641
Mar-22	12,711	10,926	12,427
Apr-22	12,370	10,511	11,899
May-22	12,381	10,579	11,950
Jun-22	11,878	10,413	11,560
Jul-22	12,046	10,667	11,936
Aug-22	11,873	10,366	11,599
Sep-22	11,637	9,918	10,945
Oct-22	11,710	9,790	11,010
Nov-22	11,998	10,150	11,518
Dec-22	11,866	10,104	11,412
Jan-23	12,168	10,415	11,819
Feb-23	11,957	10,145	11,520
Mar-23	12,105	10,403	11,769
Apr-23	12,174	10,466	11,854
May-23	12,054	10,352	11,695
Jun-23	12,260	10,315	11,804
Jul-23	12,398	10,308	11,906
Aug-23	12,300	10,242	11,763
Sep-23	12,087	9,982	11,443
Oct-23	11,954	9,824	11,233
Nov-23	12,475	10,269	11,821
Dec-23	13,013	10,662	12,295
Jan-24	13,037	10,633	12,269
Feb-24	13,154	10,483	12,226
Mar-24	13,400	10,580	12,388
Apr-24	13,017	10,312	12,064
May-24	13,376	10,487	12,310
Jun-24	13,517	10,587	12,416
Jul-24	13,784	10,834	12,726
Aug-24	14,009	10,990	12,953
Sep-24	14,170	11,137	13,152
Oct-24	13,895	10,860	12,813
Nov-24	14,193	10,975	13,002
Dec-24	13,863	10,796	12,734
Jan-25	14,055	10,853	12,895
Feb-25	14,230	11,092	13,112
Mar-25	13,941	11,096	13,059
Apr-25	13,844	11,140	13,161
May-25	13,996	11,060	13,214
Jun-25	14,317	11,230	13,479
Jul-25	14,359	11,200	13,459
Aug-25	14,578	11,334	13,686
Sep-25	14,853	11,458	13,867
Oct-25	15,000	11,529	13,956
Nov-25	15,080	11,601	14,033
Dec-25	15,048	11,584	14,058
Jan-26	15,211	11,596	14,197
Feb-26	15,442	11,786	14,453
Mar-26	14,943	11,578	14,004
Apr-26	15,389	11,591	14,281
May-26	15,640	11,628	14,444
Jun-26	15,684	11,656	14,479

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	9.55%	3.67%	4.60%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Conservative Target Risk Index	7.42%	2.13%	3.77%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 171,773,166
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 411,416
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$171,773,166
# of Portfolio Holdings	211
Portfolio Turnover Rate	76%
Advisory Fees and Waivers	411,416

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.1%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	22.0%Footnote Reference
Registered Investment Companies	68.5%Footnote Reference
Money Market Registered Investment Companies	8.5%Footnote Reference
Call/Put Options Purchased	0.1%Footnote Reference
Assets/Other Liabilities (Net)	0.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	14.1%
Baird Core Plus Bond Fund - Class I	14.0%
Fidelity Advisor Capital & Income Fund - Class Z	10.5%
State Street SPDR Bloomberg High Yield Bond ETF	6.6%
Dodge & Cox Income Fund - Class I	6.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.2%
PGIM Total Return Bond Fund Class R6	4.1%
Guggenheim Total Return Bond Fund - Class I	4.1%
iShares 20+ Year Treasury Bond ETF	3.4%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174342
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Adviser Class
Trading Symbol	DYGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,377	10,397	10,423
Aug-16	10,366	10,423	10,469
Sep-16	10,399	10,440	10,525
Oct-16	10,111	10,214	10,323
Nov-16	10,425	10,671	10,543
Dec-16	10,606	10,879	10,752
Jan-17	10,769	11,084	11,012
Feb-17	11,183	11,496	11,319
Mar-17	11,162	11,504	11,414
Apr-17	11,293	11,626	11,562
May-17	11,478	11,745	11,735
Jun-17	11,533	11,851	11,823
Jul-17	11,806	12,074	12,106
Aug-17	11,894	12,098	12,141
Sep-17	12,145	12,393	12,398
Oct-17	12,473	12,663	12,637
Nov-17	12,725	13,048	12,918
Dec-17	12,878	13,178	13,112
Jan-18	13,612	13,873	13,746
Feb-18	13,079	13,361	13,198
Mar-18	12,842	13,093	13,024
Apr-18	12,949	13,143	13,100
May-18	13,138	13,514	13,202
Jun-18	12,996	13,602	13,173
Jul-18	13,376	14,054	13,524
Aug-18	13,637	14,547	13,686
Sep-18	13,626	14,571	13,688
Oct-18	12,663	13,498	12,704
Nov-18	12,841	13,769	12,942
Dec-18	11,784	12,487	12,041
Jan-19	12,708	13,559	13,023
Feb-19	13,020	14,036	13,384
Mar-19	13,158	14,241	13,514
Apr-19	13,519	14,810	13,924
May-19	12,701	13,851	13,154
Jun-19	13,525	14,824	13,973
Jul-19	13,585	15,044	14,022
Aug-19	13,320	14,738	13,697
Sep-19	13,561	14,996	14,022
Oct-19	13,850	15,319	14,363
Nov-19	14,236	15,902	14,689
Dec-19	14,647	16,361	15,161
Jan-20	14,401	16,343	14,943
Feb-20	13,331	15,005	13,760
Mar-20	11,720	12,941	11,716
Apr-20	13,036	14,655	12,927
May-20	13,724	15,439	13,513
Jun-20	14,032	15,792	13,860
Jul-20	14,698	16,689	14,511
Aug-20	15,636	17,898	15,232
Sep-20	15,113	17,246	14,832
Oct-20	14,693	16,874	14,571
Nov-20	16,250	18,927	16,419
Dec-20	16,969	19,778	17,171
Jan-21	16,969	19,690	17,099
Feb-21	17,309	20,306	17,629
Mar-21	17,889	21,033	18,137
Apr-21	18,595	22,118	18,862
May-21	18,872	22,219	19,194
Jun-21	19,137	22,767	19,324
Jul-21	19,301	23,152	19,407
Aug-21	19,780	23,812	19,824
Sep-21	18,968	22,743	19,121
Oct-21	20,031	24,281	19,887
Nov-21	19,664	23,912	19,285
Dec-21	20,366	24,853	20,141
Jan-22	19,353	23,391	19,167
Feb-22	18,948	22,802	18,851
Mar-22	19,367	23,542	19,164
Apr-22	17,833	21,429	17,803
May-22	17,920	21,400	17,822
Jun-22	16,458	19,610	16,309
Jul-22	17,616	21,450	17,401
Aug-22	16,878	20,649	16,839
Sep-22	15,503	18,734	15,276
Oct-22	16,749	20,271	16,208
Nov-22	18,039	21,329	17,492
Dec-22	17,265	20,080	16,933
Jan-23	18,299	21,463	18,140
Feb-23	17,744	20,961	17,602
Mar-23	18,314	21,522	17,848
Apr-23	18,644	21,751	18,030
May-23	18,374	21,836	17,653
Jun-23	19,409	23,327	18,632
Jul-23	19,950	24,163	19,338
Aug-23	19,574	23,696	18,753
Sep-23	18,807	22,568	18,025
Oct-23	18,218	21,969	17,381
Nov-23	19,728	24,018	18,948
Dec-23	20,843	25,292	20,032
Jan-24	20,934	25,572	20,003
Feb-24	21,998	26,956	20,685
Mar-24	22,849	27,826	21,347
Apr-24	21,827	26,602	20,598
May-24	22,941	27,858	21,233
Jun-24	23,246	28,721	21,403
Jul-24	23,721	29,255	21,980
Aug-24	24,211	29,892	22,547
Sep-24	24,364	30,510	23,076
Oct-24	23,872	30,286	22,516
Nov-24	24,841	32,301	23,427
Dec-24	23,886	31,313	22,537
Jan-25	24,620	32,302	23,375
Feb-25	24,480	31,683	23,322
Mar-25	23,309	29,835	22,693
Apr-25	23,326	29,635	22,989
May-25	24,589	31,513	24,054
Jun-25	25,571	33,114	24,989
Jul-25	25,747	33,843	25,150
Aug-25	26,522	34,626	25,814
Sep-25	27,296	35,821	26,482
Oct-25	27,721	36,589	26,715
Nov-25	27,968	36,690	26,833
Dec-25	28,069	36,682	27,141
Jan-26	28,956	37,251	28,087
Feb-26	29,390	37,074	28,866
Mar-26	27,713	35,231	26,730
Apr-26	30,153	38,825	29,025
May-26	31,421	40,792	30,344
Jun-26	31,478	40,672	30,636

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	23.10%	10.47%	12.15%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Aggressive Target Risk Index	22.60%	9.66%	11.85%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 591,301,042
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 1,730,836
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$591,301,042
# of Portfolio Holdings	221
Portfolio Turnover Rate	131%
Advisory Fees and Waivers	1,730,836

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.4%Footnote Reference
Industrials	11.8%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	59.4%Footnote Reference
Registered Investment Companies	4.8%Footnote Reference
Money Market Registered Investment Companies	32.8%Footnote Reference
Assets/Other Liabilities (Net)	3.0%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	4.4%
Apple Inc	4.4%
Alphabet Inc - Class C	3.7%
Microsoft Corp	3.4%
Mastercard Inc	1.6%
Broadcom Inc	1.5%
Micron Technology Inc	1.3%
Eli Lilly & Co	1.2%
Simon Property Group Inc	1.2%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174341
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Institutional Class
Trading Symbol	DYGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,377	10,397	10,423
Aug-16	10,366	10,423	10,469
Sep-16	10,399	10,440	10,525
Oct-16	10,111	10,214	10,323
Nov-16	10,425	10,671	10,543
Dec-16	10,597	10,879	10,752
Jan-17	10,771	11,084	11,012
Feb-17	11,185	11,496	11,319
Mar-17	11,163	11,504	11,414
Apr-17	11,284	11,626	11,562
May-17	11,469	11,745	11,735
Jun-17	11,535	11,851	11,823
Jul-17	11,808	12,074	12,106
Aug-17	11,896	12,098	12,141
Sep-17	12,159	12,393	12,398
Oct-17	12,487	12,663	12,637
Nov-17	12,739	13,048	12,918
Dec-17	12,886	13,178	13,112
Jan-18	13,634	13,873	13,746
Feb-18	13,088	13,361	13,198
Mar-18	12,862	13,093	13,024
Apr-18	12,969	13,143	13,100
May-18	13,159	13,514	13,202
Jun-18	13,029	13,602	13,173
Jul-18	13,410	14,054	13,524
Aug-18	13,684	14,547	13,686
Sep-18	13,672	14,571	13,688
Oct-18	12,706	13,498	12,704
Nov-18	12,885	13,769	12,942
Dec-18	11,832	12,487	12,041
Jan-19	12,759	13,559	13,023
Feb-19	13,073	14,036	13,384
Mar-19	13,217	14,241	13,514
Apr-19	13,579	14,810	13,924
May-19	12,746	13,851	13,154
Jun-19	13,579	14,824	13,973
Jul-19	13,652	15,044	14,022
Aug-19	13,386	14,738	13,697
Sep-19	13,628	14,996	14,022
Oct-19	13,919	15,319	14,363
Nov-19	14,307	15,902	14,689
Dec-19	14,719	16,361	15,161
Jan-20	14,471	16,343	14,943
Feb-20	13,395	15,005	13,760
Mar-20	11,775	12,941	11,716
Apr-20	13,111	14,655	12,927
May-20	13,803	15,439	13,513
Jun-20	14,116	15,792	13,860
Jul-20	14,787	16,689	14,511
Aug-20	15,730	17,898	15,232
Sep-20	15,198	17,246	14,832
Oct-20	14,775	16,874	14,571
Nov-20	16,342	18,927	16,419
Dec-20	17,065	19,778	17,171
Jan-21	17,053	19,690	17,099
Feb-21	17,408	20,306	17,629
Mar-21	17,979	21,033	18,137
Apr-21	18,689	22,118	18,862
May-21	18,968	22,219	19,194
Jun-21	19,235	22,767	19,324
Jul-21	19,400	23,152	19,407
Aug-21	19,882	23,812	19,824
Sep-21	19,064	22,743	19,121
Oct-21	20,133	24,281	19,887
Nov-21	19,751	23,912	19,285
Dec-21	20,457	24,853	20,141
Jan-22	19,452	23,391	19,167
Feb-22	19,029	22,802	18,851
Mar-22	19,466	23,542	19,164
Apr-22	17,922	21,429	17,803
May-22	18,009	21,400	17,822
Jun-22	16,538	19,610	16,309
Jul-22	17,703	21,450	17,401
Aug-22	16,960	20,649	16,839
Sep-22	15,576	18,734	15,276
Oct-22	16,816	20,271	16,208
Nov-22	18,114	21,329	17,492
Dec-22	17,336	20,080	16,933
Jan-23	18,377	21,463	18,140
Feb-23	17,818	20,961	17,602
Mar-23	18,392	21,522	17,848
Apr-23	18,724	21,751	18,030
May-23	18,452	21,836	17,653
Jun-23	19,479	23,327	18,632
Jul-23	20,024	24,163	19,338
Aug-23	19,661	23,696	18,753
Sep-23	18,873	22,568	18,025
Oct-23	18,280	21,969	17,381
Nov-23	19,800	24,018	18,948
Dec-23	20,932	25,292	20,032
Jan-24	21,008	25,572	20,003
Feb-24	22,078	26,956	20,685
Mar-24	22,935	27,826	21,347
Apr-24	21,907	26,602	20,598
May-24	23,027	27,858	21,233
Jun-24	23,318	28,721	21,403
Jul-24	23,795	29,255	21,980
Aug-24	24,288	29,892	22,547
Sep-24	24,441	30,510	23,076
Oct-24	23,947	30,286	22,516
Nov-24	24,921	32,301	23,427
Dec-24	23,949	31,313	22,537
Jan-25	24,687	32,302	23,375
Feb-25	24,546	31,683	23,322
Mar-25	23,387	29,835	22,693
Apr-25	23,404	29,635	22,989
May-25	24,656	31,513	24,054
Jun-25	25,643	33,114	24,989
Jul-25	25,837	33,843	25,150
Aug-25	26,598	34,626	25,814
Sep-25	27,394	35,821	26,482
Oct-25	27,820	36,589	26,715
Nov-25	28,051	36,690	26,833
Dec-25	28,165	36,682	27,141
Jan-26	29,036	37,251	28,087
Feb-26	29,491	37,074	28,866
Mar-26	27,807	35,231	26,730
Apr-26	30,239	38,825	29,025
May-26	31,532	40,792	30,344
Jun-26	31,590	40,672	30,636

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	23.19%	10.43%	12.19%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Aggressive Target Risk Index	22.60%	9.66%	11.85%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 591,301,042
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 1,730,836
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$591,301,042
# of Portfolio Holdings	221
Portfolio Turnover Rate	131%
Advisory Fees and Waivers	1,730,836

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.4%Footnote Reference
Industrials	11.8%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	59.4%Footnote Reference
Registered Investment Companies	4.8%Footnote Reference
Money Market Registered Investment Companies	32.8%Footnote Reference
Assets/Other Liabilities (Net)	3.0%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	4.4%
Apple Inc	4.4%
Alphabet Inc - Class C	3.7%
Microsoft Corp	3.4%
Mastercard Inc	1.6%
Broadcom Inc	1.5%
Micron Technology Inc	1.3%
Eli Lilly & Co	1.2%
Simon Property Group Inc	1.2%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010072
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Retail Class
Trading Symbol	FLDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$68	1.28%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,377	10,397	10,423
Aug-16	10,366	10,423	10,469
Sep-16	10,399	10,440	10,525
Oct-16	10,111	10,214	10,323
Nov-16	10,425	10,671	10,543
Dec-16	10,594	10,879	10,752
Jan-17	10,757	11,084	11,012
Feb-17	11,171	11,496	11,319
Mar-17	11,150	11,504	11,414
Apr-17	11,270	11,626	11,562
May-17	11,455	11,745	11,735
Jun-17	11,515	11,851	11,823
Jul-17	11,777	12,074	12,106
Aug-17	11,865	12,098	12,141
Sep-17	12,116	12,393	12,398
Oct-17	12,444	12,663	12,637
Nov-17	12,684	13,048	12,918
Dec-17	12,840	13,178	13,112
Jan-18	13,574	13,873	13,746
Feb-18	13,029	13,361	13,198
Mar-18	12,793	13,093	13,024
Apr-18	12,899	13,143	13,100
May-18	13,089	13,514	13,202
Jun-18	12,947	13,602	13,173
Jul-18	13,326	14,054	13,524
Aug-18	13,587	14,547	13,686
Sep-18	13,563	14,571	13,688
Oct-18	12,602	13,498	12,704
Nov-18	12,780	13,769	12,942
Dec-18	11,729	12,487	12,041
Jan-19	12,651	13,559	13,023
Feb-19	12,951	14,036	13,384
Mar-19	13,094	14,241	13,514
Apr-19	13,442	14,810	13,924
May-19	12,627	13,851	13,154
Jun-19	13,442	14,824	13,973
Jul-19	13,502	15,044	14,022
Aug-19	13,238	14,738	13,697
Sep-19	13,466	14,996	14,022
Oct-19	13,755	15,319	14,363
Nov-19	14,140	15,902	14,689
Dec-19	14,543	16,361	15,161
Jan-20	14,286	16,343	14,943
Feb-20	13,220	15,005	13,760
Mar-20	11,615	12,941	11,716
Apr-20	12,926	14,655	12,927
May-20	13,612	15,439	13,513
Jun-20	13,906	15,792	13,860
Jul-20	14,557	16,689	14,511
Aug-20	15,489	17,898	15,232
Sep-20	14,959	17,246	14,832
Oct-20	14,542	16,874	14,571
Nov-20	16,077	18,927	16,419
Dec-20	16,779	19,778	17,171
Jan-21	16,766	19,690	17,099
Feb-21	17,105	20,306	17,629
Mar-21	17,669	21,033	18,137
Apr-21	18,358	22,118	18,862
May-21	18,634	22,219	19,194
Jun-21	18,884	22,767	19,324
Jul-21	19,047	23,152	19,407
Aug-21	19,511	23,812	19,824
Sep-21	18,697	22,743	19,121
Oct-21	19,741	24,281	19,887
Nov-21	19,364	23,912	19,285
Dec-21	20,058	24,853	20,141
Jan-22	19,065	23,391	19,167
Feb-22	18,647	22,802	18,851
Mar-22	19,065	23,542	19,164
Apr-22	17,538	21,429	17,803
May-22	17,625	21,400	17,822
Jun-22	16,185	19,610	16,309
Jul-22	17,308	21,450	17,401
Aug-22	16,588	20,649	16,839
Sep-22	15,234	18,734	15,276
Oct-22	16,445	20,271	16,208
Nov-22	17,700	21,329	17,492
Dec-22	16,943	20,080	16,933
Jan-23	17,943	21,463	18,140
Feb-23	17,406	20,961	17,602
Mar-23	17,958	21,522	17,848
Apr-23	18,286	21,751	18,030
May-23	18,003	21,836	17,653
Jun-23	19,018	23,327	18,632
Jul-23	19,526	24,163	19,338
Aug-23	19,167	23,696	18,753
Sep-23	18,405	22,568	18,025
Oct-23	17,820	21,969	17,381
Nov-23	19,304	24,018	18,948
Dec-23	20,390	25,292	20,032
Jan-24	20,466	25,572	20,003
Feb-24	21,505	26,956	20,685
Mar-24	22,334	27,826	21,347
Apr-24	21,322	26,602	20,598
May-24	22,410	27,858	21,233
Jun-24	22,697	28,721	21,403
Jul-24	23,152	29,255	21,980
Aug-24	23,622	29,892	22,547
Sep-24	23,758	30,510	23,076
Oct-24	23,272	30,286	22,516
Nov-24	24,214	32,301	23,427
Dec-24	23,277	31,313	22,537
Jan-25	23,985	32,302	23,375
Feb-25	23,847	31,683	23,322
Mar-25	22,707	29,835	22,693
Apr-25	22,724	29,635	22,989
May-25	23,936	31,513	24,054
Jun-25	24,889	33,114	24,989
Jul-25	25,063	33,843	25,150
Aug-25	25,810	34,626	25,814
Sep-25	26,557	35,821	26,482
Oct-25	26,957	36,589	26,715
Nov-25	27,184	36,690	26,833
Dec-25	27,285	36,682	27,141
Jan-26	28,122	37,251	28,087
Feb-26	28,549	37,074	28,866
Mar-26	26,915	35,231	26,730
Apr-26	29,262	38,825	29,025
May-26	30,492	40,792	30,344
Jun-26	30,548	40,672	30,636

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	22.74%	10.10%	11.81%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Aggressive Target Risk Index	22.60%	9.66%	11.85%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 591,301,042
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 1,730,836
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$591,301,042
# of Portfolio Holdings	221
Portfolio Turnover Rate	131%
Advisory Fees and Waivers	1,730,836

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.4%Footnote Reference
Industrials	11.8%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	59.4%Footnote Reference
Registered Investment Companies	4.8%Footnote Reference
Money Market Registered Investment Companies	32.8%Footnote Reference
Assets/Other Liabilities (Net)	3.0%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	4.4%
Apple Inc	4.4%
Alphabet Inc - Class C	3.7%
Microsoft Corp	3.4%
Mastercard Inc	1.6%
Broadcom Inc	1.5%
Micron Technology Inc	1.3%
Eli Lilly & Co	1.2%
Simon Property Group Inc	1.2%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174348
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Adviser Class
Trading Symbol	GBPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$77	1.45%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-16	10,000	10,000	10,000
Jul-16	10,391	10,397	10,301
Aug-16	10,424	10,423	10,316
Sep-16	10,533	10,440	10,377
Oct-16	10,250	10,214	10,172
Nov-16	10,326	10,671	10,102
Dec-16	10,490	10,879	10,234
Jan-17	10,764	11,084	10,441
Feb-17	11,005	11,496	10,646
Mar-17	11,125	11,504	10,737
Apr-17	11,279	11,626	10,890
May-17	11,443	11,745	11,084
Jun-17	11,509	11,851	11,117
Jul-17	11,882	12,074	11,346
Aug-17	11,992	12,098	11,411
Sep-17	12,245	12,393	11,531
Oct-17	12,563	12,663	11,666
Nov-17	12,739	13,048	11,848
Dec-17	12,886	13,178	11,980
Jan-18	13,556	13,873	12,399
Feb-18	13,064	13,361	12,048
Mar-18	12,875	13,093	11,960
Apr-18	12,953	13,143	11,967
May-18	12,964	13,514	11,985
Jun-18	12,808	13,602	11,941
Jul-18	13,133	14,054	12,146
Aug-18	13,245	14,547	12,250
Sep-18	13,256	14,571	12,234
Oct-18	12,248	13,498	11,622
Nov-18	12,337	13,769	11,757
Dec-18	12,018	12,487	11,320
Jan-19	12,194	13,559	11,911
Feb-19	12,347	14,036	12,083
Mar-19	12,435	14,241	12,234
Apr-19	12,694	14,810	12,466
May-19	12,024	13,851	12,108
Jun-19	12,723	14,824	12,652
Jul-19	12,676	15,044	12,674
Aug-19	12,440	14,738	12,596
Sep-19	12,688	14,996	12,712
Oct-19	12,971	15,319	12,954
Nov-19	13,218	15,902	13,118
Dec-19	13,622	16,361	13,418
Jan-20	13,322	16,343	13,400
Feb-20	12,422	15,005	12,780
Mar-20	10,982	12,941	11,592
Apr-20	11,390	14,655	12,387
May-20	11,678	15,439	12,771
Jun-20	11,810	15,792	13,051
Jul-20	12,206	16,689	13,602
Aug-20	12,866	17,898	14,087
Sep-20	12,542	17,246	13,803
Oct-20	12,217	16,874	13,600
Nov-20	13,483	18,927	14,733
Dec-20	14,089	19,778	15,235
Jan-21	14,064	19,690	15,139
Feb-21	14,335	20,306	15,272
Mar-21	14,693	21,033	15,451
Apr-21	15,174	22,118	15,958
May-21	15,470	22,219	16,155
Jun-21	15,569	22,767	16,253
Jul-21	15,606	23,152	16,377
Aug-21	15,877	23,812	16,611
Sep-21	15,335	22,743	16,101
Oct-21	15,865	24,281	16,551
Nov-21	15,483	23,912	16,270
Dec-21	15,906	24,853	16,653
Jan-22	15,358	23,391	15,976
Feb-22	15,098	22,802	15,668
Mar-22	15,029	23,542	15,684
Apr-22	14,235	21,429	14,623
May-22	14,276	21,400	14,643
Jun-22	13,701	19,610	13,702
Jul-22	14,057	21,450	14,416
Aug-22	13,605	20,649	13,909
Sep-22	12,714	18,734	12,813
Oct-22	13,303	20,271	13,241
Nov-22	14,277	21,329	14,119
Dec-22	13,914	20,080	13,805
Jan-23	14,729	21,463	14,573
Feb-23	14,273	20,961	14,165
Mar-23	14,646	21,522	14,548
Apr-23	14,894	21,751	14,696
May-23	14,563	21,836	14,501
Jun-23	15,198	23,327	15,032
Jul-23	15,630	24,163	15,398
Aug-23	15,184	23,696	15,066
Sep-23	14,614	22,568	14,524
Oct-23	14,194	21,969	14,159
Nov-23	15,299	24,018	15,221
Dec-23	16,115	25,292	15,939
Jan-24	16,073	25,572	15,917
Feb-24	16,680	26,956	16,255
Mar-24	17,244	27,826	16,619
Apr-24	16,592	26,602	16,120
May-24	17,329	27,858	16,618
Jun-24	17,414	28,721	16,842
Jul-24	17,799	29,255	17,230
Aug-24	18,155	29,892	17,626
Sep-24	18,368	30,510	17,985
Oct-24	17,838	30,286	17,499
Nov-24	18,296	32,301	17,936
Dec-24	17,633	31,313	17,498
Jan-25	18,193	32,302	17,889
Feb-25	18,353	31,683	17,927
Mar-25	17,801	29,835	17,544
Apr-25	17,946	29,635	17,801
May-25	18,780	31,513	18,381
Jun-25	19,471	33,114	19,005
Jul-25	19,390	33,843	19,086
Aug-25	20,002	34,626	19,497
Sep-25	20,550	35,821	19,977
Oct-25	20,873	36,589	20,238
Nov-25	21,003	36,690	20,283
Dec-25	21,123	36,682	20,417
Jan-26	21,818	37,251	20,878
Feb-26	22,221	37,074	21,186
Mar-26	20,977	35,231	19,993
Apr-26	22,791	38,825	21,331
May-26	23,688	40,792	22,045
Jun-26	23,798	40,672	21,919

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	22.23%	8.86%	9.06%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Global Allocation Index	15.33%	6.16%	8.16%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 43,178,179
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 151,151
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$43,178,179
# of Portfolio Holdings	222
Portfolio Turnover Rate	172%
Advisory Fees and Waivers	151,151

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.2%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.5%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.0%Footnote Reference
Information Technology	39.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	54.2%Footnote Reference
Registered Investment Companies	24.9%Footnote Reference
Money Market Registered Investment Companies	18.7%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
iShares MSCI Japan ETF	4.9%
NVIDIA Corp	4.1%
Apple Inc	4.0%
Alphabet Inc - Class C	3.2%
iShares MSCI Taiwan ETF	3.1%
Microsoft Corp	3.1%
iShares MSCI South Korea ETF	2.8%
iShares MSCI Switzerland ETF	2.0%
iShares MSCI Australia ETF	1.7%
iShares MSCI Netherlands ETF	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174347
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Institutional Class
Trading Symbol	GBPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$73	1.38%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-16	10,000	10,000	10,000
Jul-16	10,391	10,397	10,301
Aug-16	10,424	10,423	10,316
Sep-16	10,533	10,440	10,377
Oct-16	10,250	10,214	10,172
Nov-16	10,326	10,671	10,102
Dec-16	10,489	10,879	10,234
Jan-17	10,763	11,084	10,441
Feb-17	11,004	11,496	10,646
Mar-17	11,124	11,504	10,737
Apr-17	11,278	11,626	10,890
May-17	11,442	11,745	11,084
Jun-17	11,508	11,851	11,117
Jul-17	11,881	12,074	11,346
Aug-17	11,990	12,098	11,411
Sep-17	12,243	12,393	11,531
Oct-17	12,572	12,663	11,666
Nov-17	12,747	13,048	11,848
Dec-17	12,909	13,178	11,980
Jan-18	13,579	13,873	12,399
Feb-18	13,088	13,361	12,048
Mar-18	12,909	13,093	11,960
Apr-18	12,976	13,143	11,967
May-18	12,998	13,514	11,985
Jun-18	12,842	13,602	11,941
Jul-18	13,168	14,054	12,146
Aug-18	13,291	14,547	12,250
Sep-18	13,302	14,571	12,234
Oct-18	12,292	13,498	11,622
Nov-18	12,382	13,769	11,757
Dec-18	12,061	12,487	11,320
Jan-19	12,249	13,559	11,911
Feb-19	12,402	14,036	12,083
Mar-19	12,496	14,241	12,234
Apr-19	12,756	14,810	12,466
May-19	12,083	13,851	12,108
Jun-19	12,791	14,824	12,652
Jul-19	12,756	15,044	12,674
Aug-19	12,507	14,738	12,596
Sep-19	12,768	14,996	12,712
Oct-19	13,052	15,319	12,954
Nov-19	13,301	15,902	13,118
Dec-19	13,707	16,361	13,418
Jan-20	13,406	16,343	13,400
Feb-20	12,489	15,005	12,780
Mar-20	11,053	12,941	11,592
Apr-20	11,463	14,655	12,387
May-20	11,753	15,439	12,771
Jun-20	11,885	15,792	13,051
Jul-20	12,284	16,689	13,602
Aug-20	12,947	17,898	14,087
Sep-20	12,623	17,246	13,803
Oct-20	12,294	16,874	13,600
Nov-20	13,573	18,927	14,733
Dec-20	14,178	19,778	15,235
Jan-21	14,165	19,690	15,139
Feb-21	14,439	20,306	15,272
Mar-21	14,800	21,033	15,451
Apr-21	15,286	22,118	15,958
May-21	15,585	22,219	16,155
Jun-21	15,685	22,767	16,253
Jul-21	15,722	23,152	16,377
Aug-21	15,996	23,812	16,611
Sep-21	15,448	22,743	16,101
Oct-21	15,984	24,281	16,551
Nov-21	15,585	23,912	16,270
Dec-21	16,027	24,853	16,653
Jan-22	15,473	23,391	15,976
Feb-22	15,197	22,802	15,668
Mar-22	15,141	23,542	15,684
Apr-22	14,338	21,429	14,623
May-22	14,380	21,400	14,643
Jun-22	13,799	19,610	13,702
Jul-22	14,159	21,450	14,416
Aug-22	13,702	20,649	13,909
Sep-22	12,802	18,734	12,813
Oct-22	13,397	20,271	13,241
Nov-22	14,381	21,329	14,119
Dec-22	14,014	20,080	13,805
Jan-23	14,837	21,463	14,573
Feb-23	14,376	20,961	14,165
Mar-23	14,739	21,522	14,548
Apr-23	15,004	21,751	14,696
May-23	14,669	21,836	14,501
Jun-23	15,297	23,327	15,032
Jul-23	15,733	24,163	15,398
Aug-23	15,297	23,696	15,066
Sep-23	14,721	22,568	14,524
Oct-23	14,284	21,969	14,159
Nov-23	15,399	24,018	15,221
Dec-23	16,238	25,292	15,939
Jan-24	16,181	25,572	15,917
Feb-24	16,808	26,956	16,255
Mar-24	17,349	27,826	16,619
Apr-24	16,706	26,602	16,120
May-24	17,449	27,858	16,618
Jun-24	17,535	28,721	16,842
Jul-24	17,923	29,255	17,230
Aug-24	18,283	29,892	17,626
Sep-24	18,498	30,510	17,985
Oct-24	17,949	30,286	17,499
Nov-24	18,411	32,301	17,936
Dec-24	17,772	31,313	17,498
Jan-25	18,337	32,302	17,889
Feb-25	18,386	31,683	17,927
Mar-25	17,845	29,835	17,544
Apr-25	17,990	29,635	17,801
May-25	18,817	31,513	18,381
Jun-25	19,498	33,114	19,005
Jul-25	19,433	33,843	19,086
Aug-25	20,051	34,626	19,497
Sep-25	20,605	35,821	19,977
Oct-25	20,915	36,589	20,238
Nov-25	21,046	36,690	20,283
Dec-25	21,186	36,682	20,417
Jan-26	21,872	37,251	20,878
Feb-26	22,280	37,074	21,186
Mar-26	21,020	35,231	19,993
Apr-26	22,856	38,825	21,331
May-26	23,747	40,792	22,045
Jun-26	23,858	40,672	21,919

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	22.36%	8.75%	9.08%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Global Allocation Index	15.33%	6.16%	8.16%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 43,178,179
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 151,151
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$43,178,179
# of Portfolio Holdings	222
Portfolio Turnover Rate	172%
Advisory Fees and Waivers	151,151

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.2%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.5%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.0%Footnote Reference
Information Technology	39.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	54.2%Footnote Reference
Registered Investment Companies	24.9%Footnote Reference
Money Market Registered Investment Companies	18.7%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
iShares MSCI Japan ETF	4.9%
NVIDIA Corp	4.1%
Apple Inc	4.0%
Alphabet Inc - Class C	3.2%
iShares MSCI Taiwan ETF	3.1%
Microsoft Corp	3.1%
iShares MSCI South Korea ETF	2.8%
iShares MSCI Switzerland ETF	2.0%
iShares MSCI Australia ETF	1.7%
iShares MSCI Netherlands ETF	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010078
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Retail Class
Trading Symbol	FLFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$93	1.76%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-16	10,000	10,000	10,000
Jul-16	10,391	10,397	10,301
Aug-16	10,424	10,423	10,316
Sep-16	10,533	10,440	10,377
Oct-16	10,250	10,214	10,172
Nov-16	10,326	10,671	10,102
Dec-16	10,477	10,879	10,234
Jan-17	10,740	11,084	10,441
Feb-17	10,982	11,496	10,646
Mar-17	11,102	11,504	10,737
Apr-17	11,245	11,626	10,890
May-17	11,409	11,745	11,084
Jun-17	11,469	11,851	11,117
Jul-17	11,842	12,074	11,346
Aug-17	11,941	12,098	11,411
Sep-17	12,193	12,393	11,531
Oct-17	12,511	12,663	11,666
Nov-17	12,675	13,048	11,848
Dec-17	12,817	13,178	11,980
Jan-18	13,484	13,873	12,399
Feb-18	12,995	13,361	12,048
Mar-18	12,806	13,093	11,960
Apr-18	12,873	13,143	11,967
May-18	12,884	13,514	11,985
Jun-18	12,723	13,602	11,941
Jul-18	13,046	14,054	12,146
Aug-18	13,157	14,547	12,250
Sep-18	13,169	14,571	12,234
Oct-18	12,166	13,498	11,622
Nov-18	12,244	13,769	11,757
Dec-18	11,928	12,487	11,320
Jan-19	12,115	13,559	11,911
Feb-19	12,255	14,036	12,083
Mar-19	12,337	14,241	12,234
Apr-19	12,594	14,810	12,466
May-19	11,928	13,851	12,108
Jun-19	12,617	14,824	12,652
Jul-19	12,570	15,044	12,674
Aug-19	12,336	14,738	12,596
Sep-19	12,582	14,996	12,712
Oct-19	12,851	15,319	12,954
Nov-19	13,097	15,902	13,118
Dec-19	13,499	16,361	13,418
Jan-20	13,189	16,343	13,400
Feb-20	12,295	15,005	12,780
Mar-20	10,875	12,941	11,592
Apr-20	11,269	14,655	12,387
May-20	11,543	15,439	12,771
Jun-20	11,686	15,792	13,051
Jul-20	12,068	16,689	13,602
Aug-20	12,712	17,898	14,087
Sep-20	12,390	17,246	13,803
Oct-20	12,068	16,874	13,600
Nov-20	13,320	18,927	14,733
Dec-20	13,899	19,778	15,235
Jan-21	13,887	19,690	15,139
Feb-21	14,143	20,306	15,272
Mar-21	14,497	21,033	15,451
Apr-21	14,972	22,118	15,958
May-21	15,252	22,219	16,155
Jun-21	15,350	22,767	16,253
Jul-21	15,374	23,152	16,377
Aug-21	15,643	23,812	16,611
Sep-21	15,106	22,743	16,101
Oct-21	15,618	24,281	16,551
Nov-21	15,228	23,912	16,270
Dec-21	15,648	24,853	16,653
Jan-22	15,093	23,391	15,976
Feb-22	14,835	22,802	15,668
Mar-22	14,754	23,542	15,684
Apr-22	13,982	21,429	14,623
May-22	14,009	21,400	14,643
Jun-22	13,440	19,610	13,702
Jul-22	13,779	21,450	14,416
Aug-22	13,331	20,649	13,909
Sep-22	12,451	18,734	12,813
Oct-22	13,033	20,271	13,241
Nov-22	13,983	21,329	14,119
Dec-22	13,623	20,080	13,805
Jan-23	14,415	21,463	14,573
Feb-23	13,965	20,961	14,165
Mar-23	14,319	21,522	14,548
Apr-23	14,565	21,751	14,696
May-23	14,237	21,836	14,501
Jun-23	14,839	23,327	15,032
Jul-23	15,264	24,163	15,398
Aug-23	14,825	23,696	15,066
Sep-23	14,262	22,568	14,524
Oct-23	13,849	21,969	14,159
Nov-23	14,910	24,018	15,221
Dec-23	15,717	25,292	15,939
Jan-24	15,662	25,572	15,917
Feb-24	16,259	26,956	16,255
Mar-24	16,786	27,826	16,619
Apr-24	16,160	26,602	16,120
May-24	16,870	27,858	16,618
Jun-24	16,954	28,721	16,842
Jul-24	17,317	29,255	17,230
Aug-24	17,653	29,892	17,626
Sep-24	17,849	30,510	17,985
Oct-24	17,329	30,286	17,499
Nov-24	17,764	32,301	17,936
Dec-24	17,136	31,313	17,498
Jan-25	17,670	32,302	17,889
Feb-25	17,717	31,683	17,927
Mar-25	17,191	29,835	17,544
Apr-25	17,317	29,635	17,801
May-25	18,120	31,513	18,381
Jun-25	18,781	33,114	19,005
Jul-25	18,702	33,843	19,086
Aug-25	19,287	34,626	19,497
Sep-25	19,808	35,821	19,977
Oct-25	20,109	36,589	20,238
Nov-25	20,236	36,690	20,283
Dec-25	20,352	36,682	20,417
Jan-26	21,016	37,251	20,878
Feb-26	21,393	37,074	21,186
Mar-26	20,177	35,231	19,993
Apr-26	21,920	38,825	21,331
May-26	22,783	40,792	22,045
Jun-26	22,882	40,672	21,919

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	21.83%	8.31%	8.63%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Global Allocation Index	15.33%	6.16%	8.16%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 43,178,179
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 151,151
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$43,178,179
# of Portfolio Holdings	222
Portfolio Turnover Rate	172%
Advisory Fees and Waivers	151,151

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.2%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.5%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.0%Footnote Reference
Information Technology	39.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	54.2%Footnote Reference
Registered Investment Companies	24.9%Footnote Reference
Money Market Registered Investment Companies	18.7%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
iShares MSCI Japan ETF	4.9%
NVIDIA Corp	4.1%
Apple Inc	4.0%
Alphabet Inc - Class C	3.2%
iShares MSCI Taiwan ETF	3.1%
Microsoft Corp	3.1%
iShares MSCI South Korea ETF	2.8%
iShares MSCI Switzerland ETF	2.0%
iShares MSCI Australia ETF	1.7%
iShares MSCI Netherlands ETF	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000253095
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class F
Trading Symbol	MDFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class F	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 1,860,618,828
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,137,525
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,860,618,828 # of Portfolio Holdings95 Portfolio Turnover RateN/A Advisory Fees and Waivers1,137,525
Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Money Market Registered Investment Companies	7.4%Footnote Reference
U.S. Treasury Notes	10.2%Footnote Reference
U.S. Treasury Bills	28.9%Footnote Reference
U.S. Government Agencies	53.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Bill	3.2%
United States Treasury Bill	3.0%
Federal Home Loan Discount	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.098%)	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.182%)	2.7%
United States Treasury Bill	2.7%
United States Treasury Bill	2.7%
Fannie Mae	2.0%
Federal Farm Credit Banks Funding Corp (Prime Rate - 2.98%)	1.9%
Federal Home Loan Discount	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000253096
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class X
Trading Symbol	MDXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class X	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 1,860,618,828
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,137,525
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,860,618,828 # of Portfolio Holdings95 Portfolio Turnover RateN/A Advisory Fees and Waivers1,137,525
Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Money Market Registered Investment Companies	7.4%Footnote Reference
U.S. Treasury Notes	10.2%Footnote Reference
U.S. Treasury Bills	28.9%Footnote Reference
U.S. Government Agencies	53.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Bill	3.2%
United States Treasury Bill	3.0%
Federal Home Loan Discount	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.098%)	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.182%)	2.7%
United States Treasury Bill	2.7%
United States Treasury Bill	2.7%
Fannie Mae	2.0%
Federal Farm Credit Banks Funding Corp (Prime Rate - 2.98%)	1.9%
Federal Home Loan Discount	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000253097
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class Y
Trading Symbol	MDYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class Y	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,860,618,828
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,137,525
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,860,618,828 # of Portfolio Holdings95 Portfolio Turnover RateN/A Advisory Fees and Waivers1,137,525
Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Money Market Registered Investment Companies	7.4%Footnote Reference
U.S. Treasury Notes	10.2%Footnote Reference
U.S. Treasury Bills	28.9%Footnote Reference
U.S. Government Agencies	53.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Bill	3.2%
United States Treasury Bill	3.0%
Federal Home Loan Discount	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.098%)	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.182%)	2.7%
United States Treasury Bill	2.7%
United States Treasury Bill	2.7%
Fannie Mae	2.0%
Federal Farm Credit Banks Funding Corp (Prime Rate - 2.98%)	1.9%
Federal Home Loan Discount	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000173654
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class E
Trading Symbol	FLPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class E	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 1,860,618,828
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,137,525
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,860,618,828 # of Portfolio Holdings95 Portfolio Turnover RateN/A Advisory Fees and Waivers1,137,525
Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Money Market Registered Investment Companies	7.4%Footnote Reference
U.S. Treasury Notes	10.2%Footnote Reference
U.S. Treasury Bills	28.9%Footnote Reference
U.S. Government Agencies	53.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Bill	3.2%
United States Treasury Bill	3.0%
Federal Home Loan Discount	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.098%)	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.182%)	2.7%
United States Treasury Bill	2.7%
United States Treasury Bill	2.7%
Fannie Mae	2.0%
Federal Farm Credit Banks Funding Corp (Prime Rate - 2.98%)	1.9%
Federal Home Loan Discount	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174353
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Adviser Class
Trading Symbol	DVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,493	10,063	10,200
Aug-16	10,406	10,052	10,210
Sep-16	10,437	10,046	10,245
Oct-16	10,181	9,969	10,119
Nov-16	10,681	9,733	10,080
Dec-16	10,824	9,747	10,172
Jan-17	10,871	9,766	10,293
Feb-17	11,259	9,832	10,450
Mar-17	11,135	9,827	10,488
Apr-17	11,207	9,902	10,586
May-17	11,166	9,979	10,696
Jun-17	11,355	9,969	10,715
Jul-17	11,544	10,011	10,852
Aug-17	11,461	10,101	10,917
Sep-17	11,845	10,053	10,991
Oct-17	12,168	10,059	11,086
Nov-17	12,480	10,046	11,183
Dec-17	12,599	10,092	11,277
Jan-18	12,902	9,976	11,453
Feb-18	12,610	9,881	11,206
Mar-18	12,502	9,945	11,173
Apr-18	12,513	9,871	11,156
May-18	12,643	9,941	11,225
Jun-18	12,610	9,929	11,217
Jul-18	12,816	9,931	11,354
Aug-18	13,023	9,995	11,442
Sep-18	12,996	9,931	11,421
Oct-18	12,407	9,852	11,039
Nov-18	12,429	9,911	11,162
Dec-18	12,288	10,093	10,954
Jan-19	12,515	10,200	11,394
Feb-19	12,628	10,195	11,530
Mar-19	12,747	10,390	11,690
Apr-19	12,929	10,393	11,845
May-19	12,565	10,577	11,657
Jun-19	13,060	10,710	12,033
Jul-19	13,151	10,734	12,073
Aug-19	13,094	11,012	12,073
Sep-19	13,185	10,953	12,180
Oct-19	13,300	10,986	12,326
Nov-19	13,471	10,981	12,441
Dec-19	13,695	10,973	12,624
Jan-20	13,684	11,184	12,683
Feb-20	13,199	11,386	12,372
Mar-20	12,286	11,319	11,594
Apr-20	12,634	11,520	12,223
May-20	12,900	11,573	12,524
Jun-20	13,016	11,646	12,723
Jul-20	13,423	11,820	13,097
Aug-20	13,830	11,725	13,349
Sep-20	13,585	11,718	13,182
Oct-20	13,352	11,666	13,042
Nov-20	14,134	11,781	13,822
Dec-20	14,523	11,797	14,121
Jan-21	14,464	11,712	14,029
Feb-21	14,558	11,543	14,052
Mar-21	14,804	11,399	14,166
Apr-21	15,202	11,489	14,484
May-21	15,296	11,527	14,637
Jun-21	15,484	11,607	14,744
Jul-21	15,554	11,737	14,870
Aug-21	15,742	11,715	14,995
Sep-21	15,413	11,614	14,682
Oct-21	15,744	11,610	14,917
Nov-21	15,614	11,645	14,748
Dec-21	15,851	11,615	15,020
Jan-22	15,438	11,365	14,540
Feb-22	15,301	11,238	14,328
Mar-22	15,225	10,926	14,217
Apr-22	14,700	10,511	13,498
May-22	14,712	10,579	13,545
Jun-22	14,136	10,413	12,923
Jul-22	14,400	10,667	13,473
Aug-22	14,161	10,366	13,084
Sep-22	13,810	9,918	12,235
Oct-22	14,013	9,790	12,475
Nov-22	14,413	10,150	13,152
Dec-22	14,204	10,104	12,940
Jan-23	14,604	10,415	13,526
Feb-23	14,333	10,145	13,175
Mar-23	14,514	10,403	13,444
Apr-23	14,618	10,466	13,553
May-23	14,501	10,352	13,364
Jun-23	14,890	10,315	13,656
Jul-23	15,138	10,308	13,875
Aug-23	14,968	10,242	13,650
Sep-23	14,629	9,982	13,241
Oct-23	14,392	9,824	12,940
Nov-23	15,128	10,269	13,743
Dec-23	15,828	10,662	14,349
Jan-24	15,881	10,633	14,341
Feb-24	16,240	10,483	14,446
Mar-24	16,638	10,580	14,710
Apr-24	16,077	10,312	14,290
May-24	16,651	10,487	14,625
Jun-24	16,864	10,587	14,762
Jul-24	17,199	10,834	15,130
Aug-24	17,508	10,990	15,429
Sep-24	17,682	11,137	15,695
Oct-24	17,345	10,860	15,308
Nov-24	17,844	10,975	15,658
Dec-24	17,356	10,796	15,268
Jan-25	17,683	10,853	15,564
Feb-25	17,782	11,092	15,743
Mar-25	17,243	11,096	15,566
Apr-25	17,129	11,140	15,694
May-25	17,514	11,060	15,942
Jun-25	17,999	11,230	16,338
Jul-25	18,099	11,200	16,359
Aug-25	18,458	11,334	16,669
Sep-25	18,874	11,458	16,946
Oct-25	19,090	11,529	17,067
Nov-25	19,220	11,601	17,163
Dec-25	19,230	11,584	17,232
Jan-26	19,570	11,596	17,504
Feb-26	19,880	11,786	17,853
Mar-26	19,083	11,578	17,107
Apr-26	19,945	11,591	17,746
May-26	20,435	11,628	18,113
Jun-26	20,495	11,656	18,201

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	13.87%	5.77%	7.44%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Moderately Conservative Target Risk Index	11.40%	4.30%	6.17%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 200,026,155
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 567,116
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$200,026,155
# of Portfolio Holdings	215
Portfolio Turnover Rate	94%
Advisory Fees and Waivers	567,116

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Utilities	1.0%Footnote Reference
Energy	1.2%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	15.6%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	36.7%Footnote Reference
Registered Investment Companies	48.7%Footnote Reference
Money Market Registered Investment Companies	13.2%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	10.1%
Baird Core Plus Bond Fund - Class I	9.9%
Fidelity Advisor Capital & Income Fund - Class Z	7.3%
State Street SPDR Bloomberg High Yield Bond ETF	4.6%
Dodge & Cox Income Fund - Class I	4.2%
PGIM Total Return Bond Fund Class R6	3.4%
Guggenheim Total Return Bond Fund - Class I	3.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.0%
Apple Inc	2.9%
NVIDIA Corp	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174354
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Institutional Class
Trading Symbol	DVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,493	10,063	10,200
Aug-16	10,406	10,052	10,210
Sep-16	10,437	10,046	10,245
Oct-16	10,181	9,969	10,119
Nov-16	10,681	9,733	10,080
Dec-16	10,824	9,747	10,172
Jan-17	10,880	9,766	10,293
Feb-17	11,258	9,832	10,450
Mar-17	11,144	9,827	10,488
Apr-17	11,206	9,902	10,586
May-17	11,170	9,979	10,696
Jun-17	11,355	9,969	10,715
Jul-17	11,544	10,011	10,852
Aug-17	11,471	10,101	10,917
Sep-17	11,855	10,053	10,991
Oct-17	12,177	10,059	11,086
Nov-17	12,499	10,046	11,183
Dec-17	12,614	10,092	11,277
Jan-18	12,917	9,976	11,453
Feb-18	12,636	9,881	11,206
Mar-18	12,517	9,945	11,173
Apr-18	12,528	9,871	11,156
May-18	12,669	9,941	11,225
Jun-18	12,636	9,929	11,217
Jul-18	12,843	9,931	11,354
Aug-18	13,049	9,995	11,442
Sep-18	13,033	9,931	11,421
Oct-18	12,444	9,852	11,039
Nov-18	12,466	9,911	11,162
Dec-18	12,338	10,093	10,954
Jan-19	12,553	10,200	11,394
Feb-19	12,666	10,195	11,530
Mar-19	12,791	10,390	11,690
Apr-19	12,973	10,393	11,845
May-19	12,620	10,577	11,657
Jun-19	13,110	10,710	12,033
Jul-19	13,201	10,734	12,073
Aug-19	13,144	11,012	12,073
Sep-19	13,236	10,953	12,180
Oct-19	13,362	10,986	12,326
Nov-19	13,534	10,981	12,441
Dec-19	13,759	10,973	12,624
Jan-20	13,747	11,184	12,683
Feb-20	13,250	11,386	12,372
Mar-20	12,336	11,319	11,594
Apr-20	12,684	11,520	12,223
May-20	12,951	11,573	12,524
Jun-20	13,078	11,646	12,723
Jul-20	13,474	11,820	13,097
Aug-20	13,882	11,725	13,349
Sep-20	13,637	11,718	13,182
Oct-20	13,415	11,666	13,042
Nov-20	14,186	11,781	13,822
Dec-20	14,587	11,797	14,121
Jan-21	14,529	11,712	14,029
Feb-21	14,623	11,543	14,052
Mar-21	14,869	11,399	14,166
Apr-21	15,269	11,489	14,484
May-21	15,362	11,527	14,637
Jun-21	15,550	11,607	14,744
Jul-21	15,621	11,737	14,870
Aug-21	15,809	11,715	14,995
Sep-21	15,468	11,614	14,682
Oct-21	15,811	11,610	14,917
Nov-21	15,681	11,645	14,748
Dec-21	15,907	11,615	15,020
Jan-22	15,493	11,365	14,540
Feb-22	15,355	11,238	14,328
Mar-22	15,280	10,926	14,217
Apr-22	14,753	10,511	13,498
May-22	14,765	10,579	13,545
Jun-22	14,188	10,413	12,923
Jul-22	14,453	10,667	13,473
Aug-22	14,214	10,366	13,084
Sep-22	13,861	9,918	12,235
Oct-22	14,064	9,790	12,475
Nov-22	14,465	10,150	13,152
Dec-22	14,255	10,104	12,940
Jan-23	14,655	10,415	13,526
Feb-23	14,371	10,145	13,175
Mar-23	14,552	10,403	13,444
Apr-23	14,669	10,466	13,553
May-23	14,539	10,352	13,364
Jun-23	14,928	10,315	13,656
Jul-23	15,177	10,308	13,875
Aug-23	15,007	10,242	13,650
Sep-23	14,667	9,982	13,241
Oct-23	14,430	9,824	12,940
Nov-23	15,167	10,269	13,743
Dec-23	15,874	10,662	14,349
Jan-24	15,927	10,633	14,341
Feb-24	16,285	10,483	14,446
Mar-24	16,684	10,580	14,710
Apr-24	16,110	10,312	14,290
May-24	16,684	10,487	14,625
Jun-24	16,897	10,587	14,762
Jul-24	17,233	10,834	15,130
Aug-24	17,542	10,990	15,429
Sep-24	17,716	11,137	15,695
Oct-24	17,379	10,860	15,308
Nov-24	17,878	10,975	15,658
Dec-24	17,386	10,796	15,268
Jan-25	17,712	10,853	15,564
Feb-25	17,812	11,092	15,743
Mar-25	17,273	11,096	15,566
Apr-25	17,159	11,140	15,694
May-25	17,529	11,060	15,942
Jun-25	18,029	11,230	16,338
Jul-25	18,143	11,200	16,359
Aug-25	18,488	11,334	16,669
Sep-25	18,904	11,458	16,946
Oct-25	19,120	11,529	17,067
Nov-25	19,250	11,601	17,163
Dec-25	19,259	11,584	17,232
Jan-26	19,599	11,596	17,504
Feb-26	19,924	11,786	17,853
Mar-26	19,112	11,578	17,107
Apr-26	19,974	11,591	17,746
May-26	20,464	11,628	18,113
Jun-26	20,523	11,656	18,201

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	13.84%	5.71%	7.45%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Moderately Conservative Target Risk Index	11.40%	4.30%	6.17%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 200,026,155
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 567,116
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$200,026,155
# of Portfolio Holdings	215
Portfolio Turnover Rate	94%
Advisory Fees and Waivers	567,116

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Utilities	1.0%Footnote Reference
Energy	1.2%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	15.6%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	36.7%Footnote Reference
Registered Investment Companies	48.7%Footnote Reference
Money Market Registered Investment Companies	13.2%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	10.1%
Baird Core Plus Bond Fund - Class I	9.9%
Fidelity Advisor Capital & Income Fund - Class Z	7.3%
State Street SPDR Bloomberg High Yield Bond ETF	4.6%
Dodge & Cox Income Fund - Class I	4.2%
PGIM Total Return Bond Fund Class R6	3.4%
Guggenheim Total Return Bond Fund - Class I	3.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.0%
Apple Inc	2.9%
NVIDIA Corp	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000157689
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Retail Class
Trading Symbol	FLDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,493	10,063	10,200
Aug-16	10,406	10,052	10,210
Sep-16	10,437	10,046	10,245
Oct-16	10,181	9,969	10,119
Nov-16	10,681	9,733	10,080
Dec-16	10,816	9,747	10,172
Jan-17	10,863	9,766	10,293
Feb-17	11,240	9,832	10,450
Mar-17	11,121	9,827	10,488
Apr-17	11,183	9,902	10,586
May-17	11,147	9,979	10,696
Jun-17	11,328	9,969	10,715
Jul-17	11,507	10,011	10,852
Aug-17	11,434	10,101	10,917
Sep-17	11,808	10,053	10,991
Oct-17	12,119	10,059	11,086
Nov-17	12,441	10,046	11,183
Dec-17	12,545	10,092	11,277
Jan-18	12,846	9,976	11,453
Feb-18	12,556	9,881	11,206
Mar-18	12,438	9,945	11,173
Apr-18	12,448	9,871	11,156
May-18	12,578	9,941	11,225
Jun-18	12,545	9,929	11,217
Jul-18	12,740	9,931	11,354
Aug-18	12,946	9,995	11,442
Sep-18	12,919	9,931	11,421
Oct-18	12,333	9,852	11,039
Nov-18	12,354	9,911	11,162
Dec-18	12,219	10,093	10,954
Jan-19	12,433	10,200	11,394
Feb-19	12,546	10,195	11,530
Mar-19	12,659	10,390	11,690
Apr-19	12,840	10,393	11,845
May-19	12,478	10,577	11,657
Jun-19	12,964	10,710	12,033
Jul-19	13,055	10,734	12,073
Aug-19	12,987	11,012	12,073
Sep-19	13,077	10,953	12,180
Oct-19	13,191	10,986	12,326
Nov-19	13,351	10,981	12,441
Dec-19	13,579	10,973	12,624
Jan-20	13,556	11,184	12,683
Feb-20	13,063	11,386	12,372
Mar-20	12,169	11,319	11,594
Apr-20	12,502	11,520	12,223
May-20	12,766	11,573	12,524
Jun-20	12,881	11,646	12,723
Jul-20	13,273	11,820	13,097
Aug-20	13,664	11,725	13,349
Sep-20	13,420	11,718	13,182
Oct-20	13,189	11,666	13,042
Nov-20	13,951	11,781	13,822
Dec-20	14,333	11,797	14,121
Jan-21	14,275	11,712	14,029
Feb-21	14,368	11,543	14,052
Mar-21	14,611	11,399	14,166
Apr-21	14,994	11,489	14,484
May-21	15,086	11,527	14,637
Jun-21	15,260	11,607	14,744
Jul-21	15,318	11,737	14,870
Aug-21	15,503	11,715	14,995
Sep-21	15,167	11,614	14,682
Oct-21	15,493	11,610	14,917
Nov-21	15,354	11,645	14,748
Dec-21	15,586	11,615	15,020
Jan-22	15,166	11,365	14,540
Feb-22	15,031	11,238	14,328
Mar-22	14,944	10,926	14,217
Apr-22	14,427	10,511	13,498
May-22	14,439	10,579	13,545
Jun-22	13,872	10,413	12,923
Jul-22	14,131	10,667	13,473
Aug-22	13,884	10,366	13,084
Sep-22	13,538	9,918	12,235
Oct-22	13,725	9,790	12,475
Nov-22	14,118	10,150	13,152
Dec-22	13,911	10,104	12,940
Jan-23	14,291	10,415	13,526
Feb-23	14,025	10,145	13,175
Mar-23	14,190	10,403	13,444
Apr-23	14,292	10,466	13,553
May-23	14,177	10,352	13,364
Jun-23	14,546	10,315	13,656
Jul-23	14,777	10,308	13,875
Aug-23	14,611	10,242	13,650
Sep-23	14,277	9,982	13,241
Oct-23	14,032	9,824	12,940
Nov-23	14,755	10,269	13,743
Dec-23	15,429	10,662	14,349
Jan-24	15,481	10,633	14,341
Feb-24	15,832	10,483	14,446
Mar-24	16,209	10,580	14,710
Apr-24	15,661	10,312	14,290
May-24	16,209	10,487	14,625
Jun-24	16,418	10,587	14,762
Jul-24	16,732	10,834	15,130
Aug-24	17,021	10,990	15,429
Sep-24	17,178	11,137	15,695
Oct-24	16,862	10,860	15,308
Nov-24	17,337	10,975	15,658
Dec-24	16,854	10,796	15,268
Jan-25	17,159	10,853	15,564
Feb-25	17,255	11,092	15,743
Mar-25	16,730	11,096	15,566
Apr-25	16,619	11,140	15,694
May-25	16,980	11,060	15,942
Jun-25	17,452	11,230	16,338
Jul-25	17,550	11,200	16,359
Aug-25	17,884	11,334	16,669
Sep-25	18,289	11,458	16,946
Oct-25	18,499	11,529	17,067
Nov-25	18,611	11,601	17,163
Dec-25	18,621	11,584	17,232
Jan-26	18,937	11,596	17,504
Feb-26	19,252	11,786	17,853
Mar-26	18,464	11,578	17,107
Apr-26	19,285	11,591	17,746
May-26	19,759	11,628	18,113
Jun-26	19,810	11,656	18,201

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	13.51%	5.36%	7.08%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Moderately Conservative Target Risk Index	11.40%	4.30%	6.17%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 200,026,155
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 567,116
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$200,026,155
# of Portfolio Holdings	215
Portfolio Turnover Rate	94%
Advisory Fees and Waivers	567,116

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Utilities	1.0%Footnote Reference
Energy	1.2%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	15.6%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	36.7%Footnote Reference
Registered Investment Companies	48.7%Footnote Reference
Money Market Registered Investment Companies	13.2%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	10.1%
Baird Core Plus Bond Fund - Class I	9.9%
Fidelity Advisor Capital & Income Fund - Class Z	7.3%
State Street SPDR Bloomberg High Yield Bond ETF	4.6%
Dodge & Cox Income Fund - Class I	4.2%
PGIM Total Return Bond Fund Class R6	3.4%
Guggenheim Total Return Bond Fund - Class I	3.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.0%
Apple Inc	2.9%
NVIDIA Corp	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174337
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Adviser Class
Trading Symbol	FLMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,357	10,397	10,279
Aug-16	10,372	10,423	10,301
Sep-16	10,388	10,440	10,340
Oct-16	10,128	10,214	10,189
Nov-16	10,486	10,671	10,245
Dec-16	10,602	10,879	10,379
Jan-17	10,758	11,084	10,547
Feb-17	11,164	11,496	10,761
Mar-17	11,164	11,504	10,814
Apr-17	11,289	11,626	10,927
May-17	11,429	11,745	11,053
Jun-17	11,523	11,851	11,095
Jul-17	11,773	12,074	11,284
Aug-17	11,835	12,098	11,341
Sep-17	12,069	12,393	11,472
Oct-17	12,366	12,663	11,615
Nov-17	12,647	13,048	11,773
Dec-17	12,776	13,178	11,901
Jan-18	13,451	13,873	12,224
Feb-18	12,911	13,361	11,873
Mar-18	12,657	13,093	11,797
Apr-18	12,742	13,143	11,809
May-18	12,944	13,514	11,881
Jun-18	12,894	13,602	11,863
Jul-18	13,265	14,054	12,070
Aug-18	13,687	14,547	12,176
Sep-18	13,645	14,571	12,163
Oct-18	12,613	13,498	11,590
Nov-18	12,715	13,769	11,751
Dec-18	12,342	12,487	11,335
Jan-19	12,513	13,559	11,957
Feb-19	12,685	14,036	12,164
Mar-19	12,770	14,241	12,318
Apr-19	13,079	14,810	12,556
May-19	12,273	13,851	12,180
Jun-19	13,019	14,824	12,704
Jul-19	13,156	15,044	12,744
Aug-19	12,864	14,738	12,635
Sep-19	13,088	14,996	12,821
Oct-19	13,294	15,319	13,033
Nov-19	13,656	15,902	13,213
Dec-19	14,046	16,361	13,491
Jan-20	13,834	16,343	13,456
Feb-20	12,795	15,005	12,859
Mar-20	11,491	12,941	11,686
Apr-20	12,019	14,655	12,519
May-20	12,284	15,439	12,919
Jun-20	12,372	15,792	13,174
Jul-20	12,850	16,689	13,642
Aug-20	13,664	17,898	14,051
Sep-20	13,240	17,246	13,807
Oct-20	12,831	16,874	13,622
Nov-20	14,077	18,927	14,769
Dec-20	14,702	19,778	15,221
Jan-21	14,702	19,690	15,128
Feb-21	15,094	20,306	15,311
Mar-21	15,663	21,033	15,551
Apr-21	16,358	22,118	15,999
May-21	16,536	22,219	16,220
Jun-21	16,767	22,767	16,326
Jul-21	16,927	23,152	16,443
Aug-21	17,337	23,812	16,658
Sep-21	16,701	22,743	16,216
Oct-21	17,471	24,281	16,615
Nov-21	17,220	23,912	16,314
Dec-21	17,733	24,853	16,772
Jan-22	17,015	23,391	16,139
Feb-22	16,812	22,802	15,891
Mar-22	16,886	23,542	15,902
Apr-22	15,984	21,429	14,972
May-22	16,039	21,400	15,015
Jun-22	15,431	19,610	14,099
Jul-22	15,910	21,450	14,821
Aug-22	15,542	20,649	14,369
Sep-22	15,008	18,734	13,264
Oct-22	15,579	20,271	13,708
Nov-22	16,154	21,329	14,605
Dec-22	15,808	20,080	14,294
Jan-23	16,338	21,463	15,078
Feb-23	15,960	20,961	14,652
Mar-23	16,187	21,522	14,912
Apr-23	16,414	21,751	15,049
May-23	16,281	21,836	14,784
Jun-23	17,115	23,327	15,282
Jul-23	17,610	24,163	15,647
Aug-23	17,306	23,696	15,300
Sep-23	16,639	22,568	14,780
Oct-23	16,142	21,969	14,359
Nov-23	17,156	24,018	15,417
Dec-23	17,996	25,292	16,184
Jan-24	18,230	25,572	16,164
Feb-24	19,187	26,956	16,426
Mar-24	19,968	27,826	16,817
Apr-24	19,048	26,602	16,289
May-24	20,105	27,858	16,719
Jun-24	20,418	28,721	16,862
Jul-24	20,810	29,255	17,292
Aug-24	21,223	29,892	17,679
Sep-24	21,341	30,510	18,038
Oct-24	20,986	30,286	17,571
Nov-24	21,991	32,301	18,061
Dec-24	21,106	31,313	17,522
Jan-25	21,740	32,302	17,972
Feb-25	21,514	31,683	18,110
Mar-25	20,358	29,835	17,818
Apr-25	20,108	29,635	17,995
May-25	21,107	31,513	18,477
Jun-25	21,994	33,114	19,040
Jul-25	22,267	33,843	19,102
Aug-25	22,928	34,626	19,515
Sep-25	23,681	35,821	19,919
Oct-25	24,046	36,589	20,085
Nov-25	24,252	36,690	20,178
Dec-25	24,386	36,682	20,316
Jan-26	25,201	37,251	20,790
Feb-26	25,561	37,074	21,284
Mar-26	23,979	35,231	20,109
Apr-26	25,949	38,825	21,222
May-26	27,055	40,792	21,870
Jun-26	27,079	40,672	22,006

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	23.12%	10.06%	10.47%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 1,283,060,516
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 3,661,620
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$1,283,060,516
# of Portfolio Holdings	218
Portfolio Turnover Rate	147%
Advisory Fees and Waivers	3,661,620

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.2%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.7%Footnote Reference
Industrials	11.3%Footnote Reference
Health Care	11.5%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	67.2%Footnote Reference
Money Market Registered Investment Companies	29.8%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	5.0%
Apple Inc	4.8%
Alphabet Inc - Class C	4.5%
Microsoft Corp	3.9%
Mastercard Inc	1.8%
Broadcom Inc	1.7%
Micron Technology Inc	1.4%
Simon Property Group Inc	1.4%
Eli Lilly & Co	1.3%
Meta Platforms Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174338
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Institutional Class
Trading Symbol	FLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,357	10,397	10,279
Aug-16	10,372	10,423	10,301
Sep-16	10,388	10,440	10,340
Oct-16	10,128	10,214	10,189
Nov-16	10,486	10,671	10,245
Dec-16	10,607	10,879	10,379
Jan-17	10,763	11,084	10,547
Feb-17	11,168	11,496	10,761
Mar-17	11,152	11,504	10,814
Apr-17	11,293	11,626	10,927
May-17	11,434	11,745	11,053
Jun-17	11,512	11,851	11,095
Jul-17	11,777	12,074	11,284
Aug-17	11,840	12,098	11,341
Sep-17	12,074	12,393	11,472
Oct-17	12,371	12,663	11,615
Nov-17	12,652	13,048	11,773
Dec-17	12,792	13,178	11,901
Jan-18	13,451	13,873	12,224
Feb-18	12,927	13,361	11,873
Mar-18	12,673	13,093	11,797
Apr-18	12,758	13,143	11,809
May-18	12,961	13,514	11,881
Jun-18	12,910	13,602	11,863
Jul-18	13,282	14,054	12,070
Aug-18	13,721	14,547	12,176
Sep-18	13,670	14,571	12,163
Oct-18	12,637	13,498	11,590
Nov-18	12,739	13,769	11,751
Dec-18	12,387	12,487	11,335
Jan-19	12,559	13,559	11,957
Feb-19	12,730	14,036	12,164
Mar-19	12,816	14,241	12,318
Apr-19	13,108	14,810	12,556
May-19	12,318	13,851	12,180
Jun-19	13,057	14,824	12,704
Jul-19	13,195	15,044	12,744
Aug-19	12,902	14,738	12,635
Sep-19	13,143	14,996	12,821
Oct-19	13,350	15,319	13,033
Nov-19	13,713	15,902	13,213
Dec-19	14,122	16,361	13,491
Jan-20	13,892	16,343	13,456
Feb-20	12,849	15,005	12,859
Mar-20	11,541	12,941	11,686
Apr-20	12,071	14,655	12,519
May-20	12,337	15,439	12,919
Jun-20	12,425	15,792	13,174
Jul-20	12,904	16,689	13,642
Aug-20	13,721	17,898	14,051
Sep-20	13,295	17,246	13,807
Oct-20	12,885	16,874	13,622
Nov-20	14,152	18,927	14,769
Dec-20	14,779	19,778	15,221
Jan-21	14,779	19,690	15,128
Feb-21	15,154	20,306	15,311
Mar-21	15,743	21,033	15,551
Apr-21	16,439	22,118	15,999
May-21	16,618	22,219	16,220
Jun-21	16,850	22,767	16,326
Jul-21	17,010	23,152	16,443
Aug-21	17,421	23,812	16,658
Sep-21	16,782	22,743	16,216
Oct-21	17,554	24,281	16,615
Nov-21	17,303	23,912	16,314
Dec-21	17,816	24,853	16,772
Jan-22	17,096	23,391	16,139
Feb-22	16,893	22,802	15,891
Mar-22	16,967	23,542	15,902
Apr-22	16,062	21,429	14,972
May-22	16,099	21,400	15,015
Jun-22	15,508	19,610	14,099
Jul-22	15,970	21,450	14,821
Aug-22	15,601	20,649	14,369
Sep-22	15,065	18,734	13,264
Oct-22	15,638	20,271	13,708
Nov-22	16,215	21,329	14,605
Dec-22	15,868	20,080	14,294
Jan-23	16,399	21,463	15,078
Feb-23	16,020	20,961	14,652
Mar-23	16,247	21,522	14,912
Apr-23	16,475	21,751	15,049
May-23	16,342	21,836	14,784
Jun-23	17,178	23,327	15,282
Jul-23	17,656	24,163	15,647
Aug-23	17,369	23,696	15,300
Sep-23	16,701	22,568	14,780
Oct-23	16,203	21,969	14,359
Nov-23	17,219	24,018	15,417
Dec-23	18,043	25,292	16,184
Jan-24	18,278	25,572	16,164
Feb-24	19,235	26,956	16,426
Mar-24	20,037	27,826	16,817
Apr-24	19,096	26,602	16,289
May-24	20,155	27,858	16,719
Jun-24	20,468	28,721	16,862
Jul-24	20,881	29,255	17,292
Aug-24	21,274	29,892	17,679
Sep-24	21,392	30,510	18,038
Oct-24	21,037	30,286	17,571
Nov-24	22,044	32,301	18,061
Dec-24	21,134	31,313	17,522
Jan-25	21,792	32,302	17,972
Feb-25	21,565	31,683	18,110
Mar-25	20,386	29,835	17,818
Apr-25	20,136	29,635	17,995
May-25	21,159	31,513	18,477
Jun-25	22,045	33,114	19,040
Jul-25	22,319	33,843	19,102
Aug-25	23,003	34,626	19,515
Sep-25	23,732	35,821	19,919
Oct-25	24,098	36,589	20,085
Nov-25	24,327	36,690	20,178
Dec-25	24,438	36,682	20,316
Jan-26	25,254	37,251	20,790
Feb-26	25,613	37,074	21,284
Mar-26	24,032	35,231	20,109
Apr-26	26,002	38,825	21,222
May-26	27,108	40,792	21,870
Jun-26	27,156	40,672	22,006

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	23.19%	10.02%	10.51%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 1,283,060,516
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 3,661,620
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$1,283,060,516
# of Portfolio Holdings	218
Portfolio Turnover Rate	147%
Advisory Fees and Waivers	3,661,620

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.2%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.7%Footnote Reference
Industrials	11.3%Footnote Reference
Health Care	11.5%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	67.2%Footnote Reference
Money Market Registered Investment Companies	29.8%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	5.0%
Apple Inc	4.8%
Alphabet Inc - Class C	4.5%
Microsoft Corp	3.9%
Mastercard Inc	1.8%
Broadcom Inc	1.7%
Micron Technology Inc	1.4%
Simon Property Group Inc	1.4%
Eli Lilly & Co	1.3%
Meta Platforms Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010069
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Retail Class
Trading Symbol	FLMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,357	10,397	10,279
Aug-16	10,372	10,423	10,301
Sep-16	10,388	10,440	10,340
Oct-16	10,128	10,214	10,189
Nov-16	10,471	10,671	10,245
Dec-16	10,589	10,879	10,379
Jan-17	10,745	11,084	10,547
Feb-17	11,150	11,496	10,761
Mar-17	11,135	11,504	10,814
Apr-17	11,275	11,626	10,927
May-17	11,400	11,745	11,053
Jun-17	11,478	11,851	11,095
Jul-17	11,744	12,074	11,284
Aug-17	11,806	12,098	11,341
Sep-17	12,025	12,393	11,472
Oct-17	12,322	12,663	11,615
Nov-17	12,603	13,048	11,773
Dec-17	12,737	13,178	11,901
Jan-18	13,396	13,873	12,224
Feb-18	12,855	13,361	11,873
Mar-18	12,602	13,093	11,797
Apr-18	12,687	13,143	11,809
May-18	12,889	13,514	11,881
Jun-18	12,839	13,602	11,863
Jul-18	13,210	14,054	12,070
Aug-18	13,616	14,547	12,176
Sep-18	13,573	14,571	12,163
Oct-18	12,541	13,498	11,590
Nov-18	12,643	13,769	11,751
Dec-18	12,272	12,487	11,335
Jan-19	12,443	13,559	11,957
Feb-19	12,614	14,036	12,164
Mar-19	12,700	14,241	12,318
Apr-19	12,991	14,810	12,556
May-19	12,186	13,851	12,180
Jun-19	12,923	14,824	12,704
Jul-19	13,060	15,044	12,744
Aug-19	12,768	14,738	12,635
Sep-19	12,991	14,996	12,821
Oct-19	13,198	15,319	13,033
Nov-19	13,559	15,902	13,213
Dec-19	13,932	16,361	13,491
Jan-20	13,721	16,343	13,456
Feb-20	12,681	15,005	12,859
Mar-20	11,396	12,941	11,686
Apr-20	11,906	14,655	12,519
May-20	12,171	15,439	12,919
Jun-20	12,259	15,792	13,174
Jul-20	12,718	16,689	13,642
Aug-20	13,513	17,898	14,051
Sep-20	13,101	17,246	13,807
Oct-20	12,693	16,874	13,622
Nov-20	13,934	18,927	14,769
Dec-20	14,539	19,778	15,221
Jan-21	14,539	19,690	15,128
Feb-21	14,911	20,306	15,311
Mar-21	15,461	21,033	15,551
Apr-21	16,152	22,118	15,999
May-21	16,330	22,219	16,220
Jun-21	16,560	22,767	16,326
Jul-21	16,702	23,152	16,443
Aug-21	17,110	23,812	16,658
Sep-21	16,488	22,743	16,216
Oct-21	17,218	24,281	16,615
Nov-21	16,987	23,912	16,314
Dec-21	17,476	24,853	16,772
Jan-22	16,761	23,391	16,139
Feb-22	16,559	22,802	15,891
Mar-22	16,632	23,542	15,902
Apr-22	15,734	21,429	14,972
May-22	15,789	21,400	15,015
Jun-22	15,184	19,610	14,099
Jul-22	15,642	21,450	14,821
Aug-22	15,275	20,649	14,369
Sep-22	14,762	18,734	13,264
Oct-22	15,313	20,271	13,708
Nov-22	15,867	21,329	14,605
Dec-22	15,521	20,080	14,294
Jan-23	16,049	21,463	15,078
Feb-23	15,672	20,961	14,652
Mar-23	15,879	21,522	14,912
Apr-23	16,106	21,751	15,049
May-23	15,955	21,836	14,784
Jun-23	16,785	23,327	15,282
Jul-23	17,259	24,163	15,647
Aug-23	16,956	23,696	15,300
Sep-23	16,293	22,568	14,780
Oct-23	15,818	21,969	14,359
Nov-23	16,806	24,018	15,417
Dec-23	17,623	25,292	16,184
Jan-24	17,837	25,572	16,164
Feb-24	18,787	26,956	16,426
Mar-24	19,543	27,826	16,817
Apr-24	18,630	26,602	16,289
May-24	19,659	27,858	16,719
Jun-24	19,951	28,721	16,862
Jul-24	20,360	29,255	17,292
Aug-24	20,749	29,892	17,679
Sep-24	20,847	30,510	18,038
Oct-24	20,495	30,286	17,571
Nov-24	21,472	32,301	18,061
Dec-24	20,601	31,313	17,522
Jan-25	21,209	32,302	17,972
Feb-25	21,006	31,683	18,110
Mar-25	19,859	29,835	17,818
Apr-25	19,611	29,635	17,995
May-25	20,603	31,513	18,477
Jun-25	21,460	33,114	19,040
Jul-25	21,731	33,843	19,102
Aug-25	22,364	34,626	19,515
Sep-25	23,064	35,821	19,919
Oct-25	23,426	36,589	20,085
Nov-25	23,630	36,690	20,178
Dec-25	23,746	36,682	20,316
Jan-26	24,529	37,251	20,790
Feb-26	24,886	37,074	21,284
Mar-26	23,343	35,231	20,109
Apr-26	25,244	38,825	21,222
May-26	26,314	40,792	21,870
Jun-26	26,350	40,672	22,006

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	22.79%	9.73%	10.17%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 1,283,060,516
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 3,661,620
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$1,283,060,516
# of Portfolio Holdings	218
Portfolio Turnover Rate	147%
Advisory Fees and Waivers	3,661,620

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.2%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.7%Footnote Reference
Industrials	11.3%Footnote Reference
Health Care	11.5%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	67.2%Footnote Reference
Money Market Registered Investment Companies	29.8%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	5.0%
Apple Inc	4.8%
Alphabet Inc - Class C	4.5%
Microsoft Corp	3.9%
Mastercard Inc	1.8%
Broadcom Inc	1.7%
Micron Technology Inc	1.4%
Simon Property Group Inc	1.4%
Eli Lilly & Co	1.3%
Meta Platforms Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174339
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Adviser Class
Trading Symbol	QNTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$74	1.43%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-16	10,000	10,000	10,000	10,000
Jul-16	10,528	10,397	10,429	10,597
Aug-16	10,640	10,423	10,481	10,784
Sep-16	10,700	10,440	10,414	10,905
Oct-16	10,185	10,214	10,136	10,386
Nov-16	11,135	10,671	10,947	11,544
Dec-16	11,253	10,879	11,187	11,868
Jan-17	11,371	11,084	11,374	11,915
Feb-17	11,408	11,496	11,673	12,145
Mar-17	11,459	11,504	11,628	12,160
Apr-17	11,462	11,626	11,725	12,294
May-17	11,300	11,745	11,668	12,044
Jun-17	11,624	11,851	11,857	12,460
Jul-17	11,779	12,074	11,961	12,553
Aug-17	11,529	12,098	11,778	12,393
Sep-17	12,093	12,393	12,239	13,166
Oct-17	12,140	12,663	12,516	13,279
Nov-17	12,741	13,048	12,976	13,661
Dec-17	12,792	13,178	13,004	13,606
Jan-18	13,116	13,873	13,378	13,962
Feb-18	12,431	13,361	12,785	13,421
Mar-18	12,340	13,093	12,904	13,595
Apr-18	12,500	13,143	12,870	13,712
May-18	12,897	13,514	13,401	14,545
Jun-18	13,189	13,602	13,458	14,649
Jul-18	13,446	14,054	13,695	14,904
Aug-18	13,777	14,547	14,133	15,547
Sep-18	13,690	14,571	13,978	15,173
Oct-18	12,549	13,498	12,643	13,525
Nov-18	12,688	13,769	13,038	13,740
Dec-18	11,229	12,487	11,563	12,108
Jan-19	12,561	13,559	12,772	13,470
Feb-19	12,919	14,036	13,314	14,170
Mar-19	12,797	14,241	13,238	13,873
Apr-19	13,027	14,810	13,770	14,345
May-19	11,458	13,851	12,673	13,229
Jun-19	12,484	14,824	13,641	14,164
Jul-19	12,251	15,044	13,803	14,246
Aug-19	11,269	14,738	13,224	13,542
Sep-19	12,192	14,996	13,629	13,824
Oct-19	12,534	15,319	13,783	14,188
Nov-19	13,041	15,902	14,193	14,772
Dec-19	13,320	16,361	14,592	15,198
Jan-20	12,532	16,343	14,211	14,711
Feb-20	11,200	15,005	12,862	13,472
Mar-20	7,959	12,941	10,258	10,545
Apr-20	9,311	14,655	11,713	11,994
May-20	9,665	15,439	12,570	12,774
Jun-20	9,833	15,792	12,728	13,226
Jul-20	10,354	16,689	13,315	13,592
Aug-20	10,720	17,898	13,782	14,357
Sep-20	10,372	17,246	13,335	13,878
Oct-20	10,545	16,874	13,625	14,169
Nov-20	12,070	18,927	15,570	16,780
Dec-20	12,620	19,778	16,585	18,232
Jan-21	12,776	19,690	16,835	19,149
Feb-21	14,068	20,306	17,980	20,343
Mar-21	15,007	21,033	18,819	20,547
Apr-21	15,769	22,118	19,667	20,978
May-21	16,228	22,219	19,705	21,022
Jun-21	15,815	22,767	19,503	21,429
Jul-21	15,466	23,152	19,571	20,655
Aug-21	15,706	23,812	19,952	21,117
Sep-21	15,226	22,743	19,160	20,495
Oct-21	15,903	24,281	20,288	21,366
Nov-21	15,317	23,912	19,692	20,476
Dec-21	16,113	24,853	20,692	20,933
Jan-22	15,644	23,391	19,200	18,918
Feb-22	15,628	22,802	19,414	19,120
Mar-22	16,015	23,542	19,683	19,358
Apr-22	14,891	21,429	18,284	17,439
May-22	15,014	21,400	18,421	17,466
Jun-22	13,459	19,610	16,648	16,029
Jul-22	14,582	21,450	18,455	17,703
Aug-22	14,047	20,649	17,882	17,341
Sep-22	12,713	18,734	16,238	15,679
Oct-22	13,955	20,271	17,946	17,405
Nov-22	14,729	21,329	19,044	17,811
Dec-22	13,931	20,080	17,989	16,655
Jan-23	15,460	21,463	19,649	18,279
Feb-23	14,846	20,961	19,293	17,970
Mar-23	14,151	21,522	18,674	17,111
Apr-23	14,074	21,751	18,528	16,804
May-23	13,710	21,836	17,937	16,649
Jun-23	15,021	23,327	19,580	18,002
Jul-23	15,557	24,163	20,388	19,103
Aug-23	15,016	23,696	19,798	18,147
Sep-23	14,122	22,568	18,757	17,079
Oct-23	13,382	21,969	17,756	15,914
Nov-23	14,768	24,018	19,267	17,355
Dec-23	15,939	25,292	20,946	19,475
Jan-24	15,677	25,572	20,588	18,718
Feb-24	16,244	26,956	21,811	19,776
Mar-24	16,859	27,826	23,031	20,484
Apr-24	16,148	26,602	21,645	19,042
May-24	16,842	27,858	22,595	19,997
Jun-24	17,118	28,721	22,238	19,812
Jul-24	17,308	29,255	23,529	21,825
Aug-24	17,620	29,892	23,510	21,499
Sep-24	18,018	30,510	23,782	21,650
Oct-24	17,658	30,286	23,614	21,337
Nov-24	18,488	32,301	25,694	23,677
Dec-24	17,926	31,313	23,864	21,722
Jan-25	18,431	32,302	24,782	22,291
Feb-25	18,261	31,683	23,705	21,099
Mar-25	17,442	29,835	22,408	19,663
Apr-25	17,483	29,635	21,903	19,209
May-25	18,506	31,513	23,086	20,234
Jun-25	19,348	33,114	23,912	21,334
Jul-25	19,612	33,843	24,299	21,704
Aug-25	20,036	34,626	25,124	23,255
Sep-25	20,834	35,821	25,239	23,979
Oct-25	21,399	36,589	25,121	24,412
Nov-25	21,352	36,690	25,635	24,647
Dec-25	21,378	36,682	25,654	24,504
Jan-26	21,753	37,251	26,693	25,815
Feb-26	21,781	37,074	27,793	26,023
Mar-26	20,613	35,231	26,296	24,721
Apr-26	22,249	38,825	28,363	27,740
May-26	23,235	40,792	29,059	28,952
Jun-26	23,011	40,672	30,101	30,034

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	18.93%	7.79%	8.69%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P MidCap 400	25.89%	9.07%	11.65%
Russell 2000 Index	40.78%	6.98%	11.62%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 45,104,067
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 157,569
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$45,104,067
# of Portfolio Holdings	646
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	157,569

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Utilities	0.0%Footnote Reference
Consumer Staples	1.5%Footnote Reference
Real Estate	4.1%Footnote Reference
Materials	4.6%Footnote Reference
Health Care	4.8%Footnote Reference
Consumer Discretionary	5.1%Footnote Reference
Financials	6.1%Footnote Reference
Energy	6.2%Footnote Reference
Industrials	10.3%Footnote Reference
Communication Services	13.9%Footnote Reference
Information Technology	43.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	60.8%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	31.4%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	4.9%
Alphabet Inc - Class C	4.9%
Apple Inc	4.4%
Microsoft Corp	2.9%
Broadcom Inc	1.8%
Meta Platforms Inc	1.6%
Micron Technology Inc	1.4%
Amazon.com Inc	1.1%
Fidelity Total Bond Fund - Class Z	1.0%
Advanced Micro Devices Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174340
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Institutional Class
Trading Symbol	QNTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-16	10,000	10,000	10,000	10,000
Jul-16	10,528	10,397	10,429	10,597
Aug-16	10,640	10,423	10,481	10,784
Sep-16	10,700	10,440	10,414	10,905
Oct-16	10,185	10,214	10,136	10,386
Nov-16	11,135	10,671	10,947	11,544
Dec-16	11,253	10,879	11,187	11,868
Jan-17	11,374	11,084	11,374	11,915
Feb-17	11,408	11,496	11,673	12,145
Mar-17	11,458	11,504	11,628	12,160
Apr-17	11,465	11,626	11,725	12,294
May-17	11,300	11,745	11,668	12,044
Jun-17	11,627	11,851	11,857	12,460
Jul-17	11,783	12,074	11,961	12,553
Aug-17	11,536	12,098	11,778	12,393
Sep-17	12,100	12,393	12,239	13,166
Oct-17	12,151	12,663	12,516	13,279
Nov-17	12,755	13,048	12,976	13,661
Dec-17	12,810	13,178	13,004	13,606
Jan-18	13,134	13,873	13,378	13,962
Feb-18	12,452	13,361	12,785	13,421
Mar-18	12,361	13,093	12,904	13,595
Apr-18	12,525	13,143	12,870	13,712
May-18	12,925	13,514	13,401	14,545
Jun-18	13,222	13,602	13,458	14,649
Jul-18	13,483	14,054	13,695	14,904
Aug-18	13,814	14,547	14,133	15,547
Sep-18	13,730	14,571	13,978	15,173
Oct-18	12,590	13,498	12,643	13,525
Nov-18	12,733	13,769	13,038	13,740
Dec-18	11,267	12,487	11,563	12,108
Jan-19	12,604	13,559	12,772	13,470
Feb-19	12,967	14,036	13,314	14,170
Mar-19	12,848	14,241	13,238	13,873
Apr-19	13,082	14,810	13,770	14,345
May-19	11,508	13,851	12,673	13,229
Jun-19	12,541	14,824	13,641	14,164
Jul-19	12,310	15,044	13,803	14,246
Aug-19	11,325	14,738	13,224	13,542
Sep-19	12,254	14,996	13,629	13,824
Oct-19	12,598	15,319	13,783	14,188
Nov-19	13,107	15,902	14,193	14,772
Dec-19	13,386	16,361	14,592	15,198
Jan-20	12,598	16,343	14,211	14,711
Feb-20	11,256	15,005	12,862	13,472
Mar-20	8,002	12,941	10,258	10,545
Apr-20	9,358	14,655	11,713	11,994
May-20	9,717	15,439	12,570	12,774
Jun-20	9,886	15,792	12,728	13,226
Jul-20	10,406	16,689	13,315	13,592
Aug-20	10,775	17,898	13,782	14,357
Sep-20	10,427	17,246	13,335	13,878
Oct-20	10,598	16,874	13,625	14,169
Nov-20	12,133	18,927	15,570	16,780
Dec-20	12,688	19,778	16,585	18,232
Jan-21	12,841	19,690	16,835	19,149
Feb-21	14,141	20,306	17,980	20,343
Mar-21	15,087	21,033	18,819	20,547
Apr-21	15,851	22,118	19,667	20,978
May-21	16,313	22,219	19,705	21,022
Jun-21	15,897	22,767	19,503	21,429
Jul-21	15,542	23,152	19,571	20,655
Aug-21	15,783	23,812	19,952	21,117
Sep-21	15,304	22,743	19,160	20,495
Oct-21	15,982	24,281	20,288	21,366
Nov-21	15,392	23,912	19,692	20,476
Dec-21	16,193	24,853	20,692	20,933
Jan-22	15,721	23,391	19,200	18,918
Feb-22	15,708	22,802	19,414	19,120
Mar-22	16,098	23,542	19,683	19,358
Apr-22	14,967	21,429	18,284	17,439
May-22	15,091	21,400	18,421	17,466
Jun-22	13,524	19,610	16,648	16,029
Jul-22	14,656	21,450	18,455	17,703
Aug-22	14,121	20,649	17,882	17,341
Sep-22	12,773	18,734	16,238	15,679
Oct-22	14,024	20,271	17,946	17,405
Nov-22	14,798	21,329	19,044	17,811
Dec-22	13,994	20,080	17,989	16,655
Jan-23	15,534	21,463	19,649	18,279
Feb-23	14,916	20,961	19,293	17,970
Mar-23	14,216	21,522	18,674	17,111
Apr-23	14,139	21,751	18,528	16,804
May-23	13,772	21,836	17,937	16,649
Jun-23	15,088	23,327	19,580	18,002
Jul-23	15,628	24,163	20,388	19,103
Aug-23	15,083	23,696	19,798	18,147
Sep-23	14,183	22,568	18,757	17,079
Oct-23	13,442	21,969	17,756	15,914
Nov-23	14,833	24,018	19,267	17,355
Dec-23	16,008	25,292	20,946	19,475
Jan-24	15,744	25,572	20,588	18,718
Feb-24	16,316	26,956	21,811	19,776
Mar-24	16,930	27,826	23,031	20,484
Apr-24	16,218	26,602	21,645	19,042
May-24	16,913	27,858	22,595	19,997
Jun-24	17,190	28,721	22,238	19,812
Jul-24	17,382	29,255	23,529	21,825
Aug-24	17,691	29,892	23,510	21,499
Sep-24	18,092	30,510	23,782	21,650
Oct-24	17,729	30,286	23,614	21,337
Nov-24	18,564	32,301	25,694	23,677
Dec-24	17,997	31,313	23,864	21,722
Jan-25	18,505	32,302	24,782	22,291
Feb-25	18,339	31,683	23,705	21,099
Mar-25	17,515	29,835	22,408	19,663
Apr-25	17,557	29,635	21,903	19,209
May-25	18,586	31,513	23,086	20,234
Jun-25	19,433	33,114	23,912	21,334
Jul-25	19,699	33,843	24,299	21,704
Aug-25	20,126	34,626	25,124	23,255
Sep-25	20,923	35,821	25,239	23,979
Oct-25	21,497	36,589	25,121	24,412
Nov-25	21,445	36,690	25,635	24,647
Dec-25	21,474	36,682	25,654	24,504
Jan-26	21,851	37,251	26,693	25,815
Feb-26	21,885	37,074	27,793	26,023
Mar-26	20,709	35,231	26,296	24,721
Apr-26	22,356	38,825	28,363	27,740
May-26	23,343	40,792	29,059	28,952
Jun-26	23,123	40,672	30,101	30,034

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	18.98%	7.78%	8.74%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P MidCap 400	25.89%	9.07%	11.65%
Russell 2000 Index	40.78%	6.98%	11.62%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 45,104,067
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 157,569
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$45,104,067
# of Portfolio Holdings	646
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	157,569

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Utilities	0.0%Footnote Reference
Consumer Staples	1.5%Footnote Reference
Real Estate	4.1%Footnote Reference
Materials	4.6%Footnote Reference
Health Care	4.8%Footnote Reference
Consumer Discretionary	5.1%Footnote Reference
Financials	6.1%Footnote Reference
Energy	6.2%Footnote Reference
Industrials	10.3%Footnote Reference
Communication Services	13.9%Footnote Reference
Information Technology	43.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	60.8%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	31.4%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	4.9%
Alphabet Inc - Class C	4.9%
Apple Inc	4.4%
Microsoft Corp	2.9%
Broadcom Inc	1.8%
Meta Platforms Inc	1.6%
Micron Technology Inc	1.4%
Amazon.com Inc	1.1%
Fidelity Total Bond Fund - Class Z	1.0%
Advanced Micro Devices Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010071
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Retail Class
Trading Symbol	FLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$82	1.58%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-16	10,000	10,000	10,000	10,000
Jul-16	10,528	10,397	10,429	10,597
Aug-16	10,640	10,423	10,481	10,784
Sep-16	10,700	10,440	10,414	10,905
Oct-16	10,185	10,214	10,136	10,386
Nov-16	11,132	10,671	10,947	11,544
Dec-16	11,245	10,879	11,187	11,868
Jan-17	11,363	11,084	11,374	11,915
Feb-17	11,393	11,496	11,673	12,145
Mar-17	11,440	11,504	11,628	12,160
Apr-17	11,444	11,626	11,725	12,294
May-17	11,275	11,745	11,668	12,044
Jun-17	11,595	11,851	11,857	12,460
Jul-17	11,750	12,074	11,961	12,553
Aug-17	11,497	12,098	11,778	12,393
Sep-17	12,060	12,393	12,239	13,166
Oct-17	12,108	12,663	12,516	13,279
Nov-17	12,708	13,048	12,976	13,661
Dec-17	12,753	13,178	13,004	13,606
Jan-18	13,073	13,873	13,378	13,962
Feb-18	12,389	13,361	12,785	13,421
Mar-18	12,296	13,093	12,904	13,595
Apr-18	12,455	13,143	12,870	13,712
May-18	12,847	13,514	13,401	14,545
Jun-18	13,139	13,602	13,458	14,649
Jul-18	13,392	14,054	13,695	14,904
Aug-18	13,721	14,547	14,133	15,547
Sep-18	13,631	14,571	13,978	15,173
Oct-18	12,493	13,498	12,643	13,525
Nov-18	12,632	13,769	13,038	13,740
Dec-18	11,178	12,487	11,563	12,108
Jan-19	12,500	13,559	12,772	13,470
Feb-19	12,858	14,036	13,314	14,170
Mar-19	12,736	14,241	13,238	13,873
Apr-19	12,962	14,810	13,770	14,345
May-19	11,400	13,851	12,673	13,229
Jun-19	12,420	14,824	13,641	14,164
Jul-19	12,188	15,044	13,803	14,246
Aug-19	11,209	14,738	13,224	13,542
Sep-19	12,129	14,996	13,629	13,824
Oct-19	12,467	15,319	13,783	14,188
Nov-19	12,968	15,902	14,193	14,772
Dec-19	13,244	16,361	14,592	15,198
Jan-20	12,462	16,343	14,211	14,711
Feb-20	11,134	15,005	12,862	13,472
Mar-20	7,913	12,941	10,258	10,545
Apr-20	9,255	14,655	11,713	11,994
May-20	9,607	15,439	12,570	12,774
Jun-20	9,772	15,792	12,728	13,226
Jul-20	10,287	16,689	13,315	13,592
Aug-20	10,652	17,898	13,782	14,357
Sep-20	10,305	17,246	13,335	13,878
Oct-20	10,473	16,874	13,625	14,169
Nov-20	11,989	18,927	15,570	16,780
Dec-20	12,534	19,778	16,585	18,232
Jan-21	12,686	19,690	16,835	19,149
Feb-21	13,966	20,306	17,980	20,343
Mar-21	14,901	21,033	18,819	20,547
Apr-21	15,654	22,118	19,667	20,978
May-21	16,108	22,219	19,705	21,022
Jun-21	15,693	22,767	19,503	21,429
Jul-21	15,341	23,152	19,571	20,655
Aug-21	15,573	23,812	19,952	21,117
Sep-21	15,095	22,743	19,160	20,495
Oct-21	15,763	24,281	20,288	21,366
Nov-21	15,176	23,912	19,692	20,476
Dec-21	15,962	24,853	20,692	20,933
Jan-22	15,490	23,391	19,200	18,918
Feb-22	15,469	22,802	19,414	19,120
Mar-22	15,847	23,542	19,683	19,358
Apr-22	14,730	21,429	18,284	17,439
May-22	14,849	21,400	18,421	17,466
Jun-22	13,306	19,610	16,648	16,029
Jul-22	14,414	21,450	18,455	17,703
Aug-22	13,881	20,649	17,882	17,341
Sep-22	12,562	18,734	16,238	15,679
Oct-22	13,792	20,271	17,946	17,405
Nov-22	14,555	21,329	19,044	17,811
Dec-22	13,768	20,080	17,989	16,655
Jan-23	15,276	21,463	19,649	18,279
Feb-23	14,668	20,961	19,293	17,970
Mar-23	13,979	21,522	18,674	17,111
Apr-23	13,903	21,751	18,528	16,804
May-23	13,534	21,836	17,937	16,649
Jun-23	14,825	23,327	19,580	18,002
Jul-23	15,356	24,163	20,388	19,103
Aug-23	14,817	23,696	19,798	18,147
Sep-23	13,930	22,568	18,757	17,079
Oct-23	13,197	21,969	17,756	15,914
Nov-23	14,564	24,018	19,267	17,355
Dec-23	15,716	25,292	20,946	19,475
Jan-24	15,455	25,572	20,588	18,718
Feb-24	16,011	26,956	21,811	19,776
Mar-24	16,615	27,826	23,031	20,484
Apr-24	15,911	26,602	21,645	19,042
May-24	16,589	27,858	22,595	19,997
Jun-24	16,859	28,721	22,238	19,812
Jul-24	17,044	29,255	23,529	21,825
Aug-24	17,345	29,892	23,510	21,499
Sep-24	17,737	30,510	23,782	21,650
Oct-24	17,374	30,286	23,614	21,337
Nov-24	18,190	32,301	25,694	23,677
Dec-24	17,633	31,313	23,864	21,722
Jan-25	18,130	32,302	24,782	22,291
Feb-25	17,961	31,683	23,705	21,099
Mar-25	17,151	29,835	22,408	19,663
Apr-25	17,187	29,635	21,903	19,209
May-25	18,193	31,513	23,086	20,234
Jun-25	19,025	33,114	23,912	21,334
Jul-25	19,277	33,843	24,299	21,704
Aug-25	19,694	34,626	25,124	23,255
Sep-25	20,471	35,821	25,239	23,979
Oct-25	21,028	36,589	25,121	24,412
Nov-25	20,976	36,690	25,635	24,647
Dec-25	20,999	36,682	25,654	24,504
Jan-26	21,366	37,251	26,693	25,815
Feb-26	21,394	37,074	27,793	26,023
Mar-26	20,244	35,231	26,296	24,721
Apr-26	21,847	38,825	28,363	27,740
May-26	22,815	40,792	29,059	28,952
Jun-26	22,587	40,672	30,101	30,034

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	18.73%	7.56%	8.49%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P MidCap 400	25.89%	9.07%	11.65%
Russell 2000 Index	40.78%	6.98%	11.62%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 45,104,067
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 157,569
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$45,104,067
# of Portfolio Holdings	646
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	157,569

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Utilities	0.0%Footnote Reference
Consumer Staples	1.5%Footnote Reference
Real Estate	4.1%Footnote Reference
Materials	4.6%Footnote Reference
Health Care	4.8%Footnote Reference
Consumer Discretionary	5.1%Footnote Reference
Financials	6.1%Footnote Reference
Energy	6.2%Footnote Reference
Industrials	10.3%Footnote Reference
Communication Services	13.9%Footnote Reference
Information Technology	43.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	60.8%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	31.4%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	4.9%
Alphabet Inc - Class C	4.9%
Apple Inc	4.4%
Microsoft Corp	2.9%
Broadcom Inc	1.8%
Meta Platforms Inc	1.6%
Micron Technology Inc	1.4%
Amazon.com Inc	1.1%
Fidelity Total Bond Fund - Class Z	1.0%
Advanced Micro Devices Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174352
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Adviser Class
Trading Symbol	SRUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$77	1.46%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,350	10,397	10,279
Aug-16	10,360	10,423	10,301
Sep-16	10,370	10,440	10,340
Oct-16	10,257	10,214	10,189
Nov-16	10,556	10,671	10,245
Dec-16	10,717	10,879	10,379
Jan-17	10,853	11,084	10,547
Feb-17	11,269	11,496	10,761
Mar-17	11,280	11,504	10,814
Apr-17	11,353	11,626	10,927
May-17	11,446	11,745	11,053
Jun-17	11,488	11,851	11,095
Jul-17	11,717	12,074	11,284
Aug-17	11,780	12,098	11,341
Sep-17	12,051	12,393	11,472
Oct-17	12,353	12,663	11,615
Nov-17	12,655	13,048	11,773
Dec-17	12,823	13,178	11,901
Jan-18	13,480	13,873	12,224
Feb-18	12,979	13,361	11,873
Mar-18	12,723	13,093	11,797
Apr-18	12,823	13,143	11,809
May-18	13,001	13,514	11,881
Jun-18	12,946	13,602	11,863
Jul-18	13,324	14,054	12,070
Aug-18	13,758	14,547	12,176
Sep-18	13,758	14,571	12,163
Oct-18	12,634	13,498	11,590
Nov-18	12,723	13,769	11,751
Dec-18	12,352	12,487	11,335
Jan-19	12,521	13,559	11,957
Feb-19	12,679	14,036	12,164
Mar-19	12,736	14,241	12,318
Apr-19	13,085	14,810	12,556
May-19	12,273	13,851	12,180
Jun-19	13,006	14,824	12,704
Jul-19	13,119	15,044	12,744
Aug-19	12,860	14,738	12,635
Sep-19	13,097	14,996	12,821
Oct-19	13,221	15,319	13,033
Nov-19	13,627	15,902	13,213
Dec-19	13,979	16,361	13,491
Jan-20	13,683	16,343	13,456
Feb-20	12,578	15,005	12,859
Mar-20	11,028	12,941	11,686
Apr-20	11,450	14,655	12,519
May-20	11,621	15,439	12,919
Jun-20	11,746	15,792	13,174
Jul-20	12,224	16,689	13,642
Aug-20	13,022	17,898	14,051
Sep-20	12,626	17,246	13,807
Oct-20	12,224	16,874	13,622
Nov-20	13,396	18,927	14,769
Dec-20	14,004	19,778	15,221
Jan-21	14,015	19,690	15,128
Feb-21	14,337	20,306	15,311
Mar-21	14,878	21,033	15,551
Apr-21	15,557	22,118	15,999
May-21	15,730	22,219	16,220
Jun-21	16,006	22,767	16,326
Jul-21	16,167	23,152	16,443
Aug-21	16,593	23,812	16,658
Sep-21	15,988	22,743	16,216
Oct-21	16,783	24,281	16,615
Nov-21	16,529	23,912	16,314
Dec-21	16,954	24,853	16,772
Jan-22	16,286	23,391	16,139
Feb-22	16,128	22,802	15,891
Mar-22	16,225	23,542	15,902
Apr-22	15,375	21,429	14,972
May-22	15,399	21,400	15,015
Jun-22	14,841	19,610	14,099
Jul-22	15,290	21,450	14,821
Aug-22	14,938	20,649	14,369
Sep-22	14,406	18,734	13,264
Oct-22	14,905	20,271	13,708
Nov-22	15,456	21,329	14,605
Dec-22	15,075	20,080	14,294
Jan-23	15,686	21,463	15,078
Feb-23	15,324	20,961	14,652
Mar-23	15,499	21,522	14,912
Apr-23	15,699	21,751	15,049
May-23	15,586	21,836	14,784
Jun-23	16,374	23,327	15,282
Jul-23	16,826	24,163	15,647
Aug-23	16,537	23,696	15,300
Sep-23	15,896	22,568	14,780
Oct-23	15,442	21,969	14,359
Nov-23	16,401	24,018	15,417
Dec-23	17,196	25,292	16,184
Jan-24	17,332	25,572	16,164
Feb-24	18,230	26,956	16,426
Mar-24	18,896	27,826	16,817
Apr-24	18,080	26,602	16,289
May-24	19,155	27,858	16,719
Jun-24	19,413	28,721	16,862
Jul-24	19,919	29,255	17,292
Aug-24	20,246	29,892	17,679
Sep-24	20,424	30,510	18,038
Oct-24	20,122	30,286	17,571
Nov-24	21,027	32,301	18,061
Dec-24	20,433	31,313	17,522
Jan-25	20,938	32,302	17,972
Feb-25	20,745	31,683	18,110
Mar-25	19,512	29,835	17,818
Apr-25	19,393	29,635	17,995
May-25	20,286	31,513	18,477
Jun-25	21,252	33,114	19,040
Jul-25	21,565	33,843	19,102
Aug-25	22,280	34,626	19,515
Sep-25	22,980	35,821	19,919
Oct-25	23,383	36,589	20,085
Nov-25	23,637	36,690	20,178
Dec-25	23,805	36,682	20,316
Jan-26	24,551	37,251	20,790
Feb-26	24,877	37,074	21,284
Mar-26	23,419	35,231	20,109
Apr-26	25,369	38,825	21,222
May-26	26,493	40,792	21,870
Jun-26	26,376	40,672	22,006

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	24.11%	10.51%	10.18%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 269,120,161
Holdings Count | Holding	632
Advisory Fees Paid, Amount	$ 913,461
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$269,120,161
# of Portfolio Holdings	632
Portfolio Turnover Rate	106%
Advisory Fees and Waivers	913,461

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Real Estate	0.3%Footnote Reference
Consumer Staples	0.4%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Energy	2.2%Footnote Reference
Consumer Discretionary	8.0%Footnote Reference
Communication Services	9.5%Footnote Reference
Industrials	10.3%Footnote Reference
Health Care	11.2%Footnote Reference
Financials	15.9%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks - Long	89.0%Footnote Reference
Money Market Registered Investment Companies	12.3%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	-1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.2%
Microsoft Corp	3.6%
Berkshire Hathaway Inc	2.1%
Mastercard Inc	1.9%
Broadcom Inc	1.8%
Amazon.com Inc	1.7%
Meta Platforms Inc	1.5%
Micron Technology Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174351
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Institutional Class
Trading Symbol	SRUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$77	1.46%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,350	10,397	10,279
Aug-16	10,360	10,423	10,301
Sep-16	10,370	10,440	10,340
Oct-16	10,257	10,214	10,189
Nov-16	10,556	10,671	10,245
Dec-16	10,721	10,879	10,379
Jan-17	10,846	11,084	10,547
Feb-17	11,274	11,496	10,761
Mar-17	11,284	11,504	10,814
Apr-17	11,357	11,626	10,927
May-17	11,440	11,745	11,053
Jun-17	11,492	11,851	11,095
Jul-17	11,732	12,074	11,284
Aug-17	11,784	12,098	11,341
Sep-17	12,065	12,393	11,472
Oct-17	12,368	12,663	11,615
Nov-17	12,680	13,048	11,773
Dec-17	12,839	13,178	11,901
Jan-18	13,506	13,873	12,224
Feb-18	13,005	13,361	11,873
Mar-18	12,750	13,093	11,797
Apr-18	12,850	13,143	11,809
May-18	13,039	13,514	11,881
Jun-18	12,983	13,602	11,863
Jul-18	13,361	14,054	12,070
Aug-18	13,795	14,547	12,176
Sep-18	13,795	14,571	12,163
Oct-18	12,672	13,498	11,590
Nov-18	12,772	13,769	11,751
Dec-18	12,388	12,487	11,335
Jan-19	12,569	13,559	11,957
Feb-19	12,739	14,036	12,164
Mar-19	12,784	14,241	12,318
Apr-19	13,135	14,810	12,556
May-19	12,332	13,851	12,180
Jun-19	13,067	14,824	12,704
Jul-19	13,180	15,044	12,744
Aug-19	12,931	14,738	12,635
Sep-19	13,168	14,996	12,821
Oct-19	13,281	15,319	13,033
Nov-19	13,700	15,902	13,213
Dec-19	14,054	16,361	13,491
Jan-20	13,745	16,343	13,456
Feb-20	12,638	15,005	12,859
Mar-20	11,085	12,941	11,686
Apr-20	11,508	14,655	12,519
May-20	11,679	15,439	12,919
Jun-20	11,805	15,792	13,174
Jul-20	12,284	16,689	13,642
Aug-20	13,095	17,898	14,051
Sep-20	12,686	17,246	13,807
Oct-20	12,282	16,874	13,622
Nov-20	13,469	18,927	14,769
Dec-20	14,089	19,778	15,221
Jan-21	14,100	19,690	15,128
Feb-21	14,423	20,306	15,311
Mar-21	14,965	21,033	15,551
Apr-21	15,645	22,118	15,999
May-21	15,818	22,219	16,220
Jun-21	16,095	22,767	16,326
Jul-21	16,256	23,152	16,443
Aug-21	16,683	23,812	16,658
Sep-21	16,076	22,743	16,216
Oct-21	16,873	24,281	16,615
Nov-21	16,619	23,912	16,314
Dec-21	17,045	24,853	16,772
Jan-22	16,375	23,391	16,139
Feb-22	16,205	22,802	15,891
Mar-22	16,315	23,542	15,902
Apr-22	15,451	21,429	14,972
May-22	15,475	21,400	15,015
Jun-22	14,903	19,610	14,099
Jul-22	15,353	21,450	14,821
Aug-22	15,001	20,649	14,369
Sep-22	14,468	18,734	13,264
Oct-22	14,980	20,271	13,708
Nov-22	15,520	21,329	14,605
Dec-22	15,138	20,080	14,294
Jan-23	15,763	21,463	15,078
Feb-23	15,388	20,961	14,652
Mar-23	15,563	21,522	14,912
Apr-23	15,763	21,751	15,049
May-23	15,638	21,836	14,784
Jun-23	16,439	23,327	15,282
Jul-23	16,892	24,163	15,647
Aug-23	16,603	23,696	15,300
Sep-23	15,962	22,568	14,780
Oct-23	15,507	21,969	14,359
Nov-23	16,454	24,018	15,417
Dec-23	17,267	25,292	16,184
Jan-24	17,389	25,572	16,164
Feb-24	18,288	26,956	16,426
Mar-24	18,955	27,826	16,817
Apr-24	18,138	26,602	16,289
May-24	19,214	27,858	16,719
Jun-24	19,473	28,721	16,862
Jul-24	19,978	29,255	17,292
Aug-24	20,306	29,892	17,679
Sep-24	20,483	30,510	18,038
Oct-24	20,168	30,286	17,571
Nov-24	21,073	32,301	18,061
Dec-24	20,489	31,313	17,522
Jan-25	20,994	32,302	17,972
Feb-25	20,801	31,683	18,110
Mar-25	19,569	29,835	17,818
Apr-25	19,450	29,635	17,995
May-25	20,342	31,513	18,477
Jun-25	21,323	33,114	19,040
Jul-25	21,636	33,843	19,102
Aug-25	22,336	34,626	19,515
Sep-25	23,036	35,821	19,919
Oct-25	23,454	36,589	20,085
Nov-25	23,692	36,690	20,178
Dec-25	23,863	36,682	20,316
Jan-26	24,624	37,251	20,790
Feb-26	24,951	37,074	21,284
Mar-26	23,493	35,231	20,109
Apr-26	25,442	38,825	21,222
May-26	26,566	40,792	21,870
Jun-26	26,449	40,672	22,006

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	24.04%	10.44%	10.22%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 269,120,161
Holdings Count | Holding	632
Advisory Fees Paid, Amount	$ 913,461
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$269,120,161
# of Portfolio Holdings	632
Portfolio Turnover Rate	106%
Advisory Fees and Waivers	913,461

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Real Estate	0.3%Footnote Reference
Consumer Staples	0.4%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Energy	2.2%Footnote Reference
Consumer Discretionary	8.0%Footnote Reference
Communication Services	9.5%Footnote Reference
Industrials	10.3%Footnote Reference
Health Care	11.2%Footnote Reference
Financials	15.9%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks - Long	89.0%Footnote Reference
Money Market Registered Investment Companies	12.3%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	-1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.2%
Microsoft Corp	3.6%
Berkshire Hathaway Inc	2.1%
Mastercard Inc	1.9%
Broadcom Inc	1.8%
Amazon.com Inc	1.7%
Meta Platforms Inc	1.5%
Micron Technology Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000112985
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Retail Class
Trading Symbol	FLSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$93	1.77%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,350	10,397	10,279
Aug-16	10,360	10,423	10,301
Sep-16	10,370	10,440	10,340
Oct-16	10,257	10,214	10,189
Nov-16	10,556	10,671	10,245
Dec-16	10,708	10,879	10,379
Jan-17	10,844	11,084	10,547
Feb-17	11,260	11,496	10,761
Mar-17	11,260	11,504	10,814
Apr-17	11,333	11,626	10,927
May-17	11,416	11,745	11,053
Jun-17	11,469	11,851	11,095
Jul-17	11,687	12,074	11,284
Aug-17	11,739	12,098	11,341
Sep-17	12,010	12,393	11,472
Oct-17	12,312	12,663	11,615
Nov-17	12,614	13,048	11,773
Dec-17	12,773	13,178	11,901
Jan-18	13,418	13,873	12,224
Feb-18	12,929	13,361	11,873
Mar-18	12,662	13,093	11,797
Apr-18	12,762	13,143	11,809
May-18	12,940	13,514	11,881
Jun-18	12,884	13,602	11,863
Jul-18	13,262	14,054	12,070
Aug-18	13,674	14,547	12,176
Sep-18	13,674	14,571	12,163
Oct-18	12,550	13,498	11,590
Nov-18	12,650	13,769	11,751
Dec-18	12,266	12,487	11,335
Jan-19	12,446	13,559	11,957
Feb-19	12,604	14,036	12,164
Mar-19	12,649	14,241	12,318
Apr-19	12,998	14,810	12,556
May-19	12,187	13,851	12,180
Jun-19	12,920	14,824	12,704
Jul-19	13,021	15,044	12,744
Aug-19	12,773	14,738	12,635
Sep-19	12,998	14,996	12,821
Oct-19	13,111	15,319	13,033
Nov-19	13,517	15,902	13,213
Dec-19	13,865	16,361	13,491
Jan-20	13,558	16,343	13,456
Feb-20	12,466	15,005	12,859
Mar-20	10,930	12,941	11,686
Apr-20	11,340	14,655	12,519
May-20	11,499	15,439	12,919
Jun-20	11,624	15,792	13,174
Jul-20	12,091	16,689	13,642
Aug-20	12,875	17,898	14,051
Sep-20	12,477	17,246	13,807
Oct-20	12,079	16,874	13,622
Nov-20	13,240	18,927	14,769
Dec-20	13,833	19,778	15,221
Jan-21	13,844	19,690	15,128
Feb-21	14,163	20,306	15,311
Mar-21	14,687	21,033	15,551
Apr-21	15,347	22,118	15,999
May-21	15,518	22,219	16,220
Jun-21	15,780	22,767	16,326
Jul-21	15,939	23,152	16,443
Aug-21	16,349	23,812	16,658
Sep-21	15,748	22,743	16,216
Oct-21	16,523	24,281	16,615
Nov-21	16,272	23,912	16,314
Dec-21	16,680	24,853	16,772
Jan-22	16,019	23,391	16,139
Feb-22	15,851	22,802	15,891
Mar-22	15,947	23,542	15,902
Apr-22	15,106	21,429	14,972
May-22	15,118	21,400	15,015
Jun-22	14,565	19,610	14,099
Jul-22	14,997	21,450	14,821
Aug-22	14,649	20,649	14,369
Sep-22	14,122	18,734	13,264
Oct-22	14,616	20,271	13,708
Nov-22	15,137	21,329	14,605
Dec-22	14,758	20,080	14,294
Jan-23	15,363	21,463	15,078
Feb-23	14,992	20,961	14,652
Mar-23	15,165	21,522	14,912
Apr-23	15,351	21,751	15,049
May-23	15,227	21,836	14,784
Jun-23	15,994	23,327	15,282
Jul-23	16,441	24,163	15,647
Aug-23	16,143	23,696	15,300
Sep-23	15,522	22,568	14,780
Oct-23	15,062	21,969	14,359
Nov-23	15,995	24,018	15,417
Dec-23	16,774	25,292	16,184
Jan-24	16,881	25,572	16,164
Feb-24	17,753	26,956	16,426
Mar-24	18,410	27,826	16,817
Apr-24	17,592	26,602	16,289
May-24	18,638	27,858	16,719
Jun-24	18,879	28,721	16,862
Jul-24	19,363	29,255	17,292
Aug-24	19,672	29,892	17,679
Sep-24	19,847	30,510	18,038
Oct-24	19,536	30,286	17,571
Nov-24	20,413	32,301	18,061
Dec-24	19,827	31,313	17,522
Jan-25	20,324	32,302	17,972
Feb-25	20,134	31,683	18,110
Mar-25	18,923	29,835	17,818
Apr-25	18,806	29,635	17,995
May-25	19,653	31,513	18,477
Jun-25	20,602	33,114	19,040
Jul-25	20,894	33,843	19,102
Aug-25	21,581	34,626	19,515
Sep-25	22,239	35,821	19,919
Oct-25	22,633	36,589	20,085
Nov-25	22,867	36,690	20,178
Dec-25	23,026	36,682	20,316
Jan-26	23,742	37,251	20,790
Feb-26	24,046	37,074	21,284
Mar-26	22,632	35,231	20,109
Apr-26	24,509	38,825	21,222
May-26	25,593	40,792	21,870
Jun-26	25,471	40,672	22,006

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	23.63%	10.05%	9.80%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 269,120,161
Holdings Count | Holding	632
Advisory Fees Paid, Amount	$ 913,461
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$269,120,161
# of Portfolio Holdings	632
Portfolio Turnover Rate	106%
Advisory Fees and Waivers	913,461

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
Real Estate	0.3%Footnote Reference
Consumer Staples	0.4%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Energy	2.2%Footnote Reference
Consumer Discretionary	8.0%Footnote Reference
Communication Services	9.5%Footnote Reference
Industrials	10.3%Footnote Reference
Health Care	11.2%Footnote Reference
Financials	15.9%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks - Long	89.0%Footnote Reference
Money Market Registered Investment Companies	12.3%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	-1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.2%
Microsoft Corp	3.6%
Berkshire Hathaway Inc	2.1%
Mastercard Inc	1.9%
Broadcom Inc	1.8%
Amazon.com Inc	1.7%
Meta Platforms Inc	1.5%
Micron Technology Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174350
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Adviser Class
Trading Symbol	BNDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-16	10,000	10,000	10,000
Jul-16	10,069	10,063	10,002
Aug-16	10,136	10,052	10,005
Sep-16	10,169	10,046	10,008
Oct-16	10,090	9,969	10,010
Nov-16	9,914	9,733	10,011
Dec-16	9,984	9,747	10,015
Jan-17	10,062	9,766	10,019
Feb-17	10,169	9,832	10,023
Mar-17	10,153	9,827	10,025
Apr-17	10,240	9,902	10,031
May-17	10,300	9,979	10,037
Jun-17	10,283	9,969	10,045
Jul-17	10,354	10,011	10,052
Aug-17	10,442	10,101	10,061
Sep-17	10,409	10,053	10,070
Oct-17	10,420	10,059	10,078
Nov-17	10,354	10,046	10,087
Dec-17	10,391	10,092	10,096
Jan-18	10,302	9,976	10,108
Feb-18	10,197	9,881	10,117
Mar-18	10,247	9,945	10,130
Apr-18	10,155	9,871	10,144
May-18	10,197	9,941	10,158
Jun-18	10,185	9,929	10,175
Jul-18	10,197	9,931	10,191
Aug-18	10,236	9,995	10,207
Sep-18	10,197	9,931	10,223
Oct-18	10,107	9,852	10,242
Nov-18	10,127	9,911	10,261
Dec-18	10,240	10,093	10,281
Jan-19	10,382	10,200	10,301
Feb-19	10,404	10,195	10,320
Mar-19	10,552	10,390	10,341
Apr-19	10,577	10,393	10,362
May-19	10,697	10,577	10,383
Jun-19	10,834	10,710	10,405
Jul-19	10,860	10,734	10,425
Aug-19	11,049	11,012	10,443
Sep-19	10,980	10,953	10,461
Oct-19	11,000	10,986	10,480
Nov-19	10,985	10,981	10,493
Dec-19	11,012	10,973	10,508
Jan-20	11,190	11,184	10,521
Feb-20	11,301	11,386	10,535
Mar-20	11,027	11,319	10,557
Apr-20	11,208	11,520	10,557
May-20	11,367	11,573	10,558
Jun-20	11,495	11,646	10,559
Jul-20	11,712	11,820	10,560
Aug-20	11,680	11,725	10,561
Sep-20	11,630	11,718	10,562
Oct-20	11,588	11,666	10,563
Nov-20	11,783	11,781	10,564
Dec-20	11,878	11,797	10,564
Jan-21	11,788	11,712	10,565
Feb-21	11,649	11,543	10,566
Mar-21	11,590	11,399	10,566
Apr-21	11,679	11,489	10,566
May-21	11,695	11,527	10,566
Jun-21	11,787	11,607	10,566
Jul-21	11,796	11,737	10,567
Aug-21	11,809	11,715	10,567
Sep-21	11,740	11,614	10,567
Oct-21	11,717	11,610	10,568
Nov-21	11,682	11,645	10,568
Dec-21	11,688	11,615	10,569
Jan-22	11,532	11,365	10,569
Feb-22	11,485	11,238	10,570
Mar-22	11,358	10,926	10,572
Apr-22	11,316	10,511	10,575
May-22	11,303	10,579	10,580
Jun-22	10,999	10,413	10,585
Jul-22	11,036	10,667	10,594
Aug-22	10,975	10,366	10,614
Sep-22	10,909	9,918	10,635
Oct-22	10,917	9,790	10,658
Nov-22	11,077	10,150	10,692
Dec-22	11,027	10,104	10,730
Jan-23	11,212	10,415	10,766
Feb-23	11,101	10,145	10,804
Mar-23	11,200	10,403	10,847
Apr-23	11,244	10,466	10,889
May-23	11,205	10,352	10,933
Jun-23	11,268	10,315	10,979
Jul-23	11,349	10,308	11,028
Aug-23	11,327	10,242	11,078
Sep-23	11,291	9,982	11,127
Oct-23	11,266	9,824	11,178
Nov-23	11,559	10,269	11,228
Dec-23	11,858	10,662	11,281
Jan-24	11,903	10,633	11,330
Feb-24	11,897	10,483	11,378
Mar-24	12,013	10,580	11,430
Apr-24	11,905	10,312	11,479
May-24	12,045	10,487	11,535
Jun-24	12,123	10,587	11,583
Jul-24	12,314	10,834	11,635
Aug-24	12,545	10,990	11,691
Sep-24	12,671	11,137	11,741
Oct-24	12,625	10,860	11,787
Nov-24	12,731	10,975	11,834
Dec-24	12,683	10,796	11,881
Jan-25	12,831	10,853	11,925
Feb-25	13,034	11,092	11,964
Mar-25	12,966	11,096	12,005
Apr-25	12,877	11,140	12,047
May-25	12,898	11,060	12,092
Jun-25	13,070	11,230	12,134
Jul-25	13,146	11,200	12,178
Aug-25	13,250	11,334	12,225
Sep-25	13,445	11,458	12,267
Oct-25	13,563	11,529	12,311
Nov-25	13,613	11,601	12,348
Dec-25	13,647	11,584	12,391
Jan-26	13,721	11,596	12,428
Feb-26	13,853	11,786	12,462
Mar-26	13,676	11,578	12,500
Apr-26	13,851	11,591	12,538
May-26	13,927	11,628	12,577
Jun-26	13,985	11,656	12,614

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	7.00%	3.48%	3.41%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	3.96%	3.61%	2.35%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 157,016,320
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 242,794
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$157,016,320
# of Portfolio Holdings	13
Portfolio Turnover Rate	70%
Advisory Fees and Waivers	242,794

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
International Fixed Income	9.7%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
U.S. Fixed Income	74.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Registered Investment Companies	84.6%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity Advisor Capital & Income Fund - Class Z	16.2%
PIMCO Low Duration Income Fund - Class I	13.9%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.6%
Guggenheim Total Return Bond Fund - Class I	10.4%
PGIM Total Return Bond Fund Class R6	10.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.7%
State Street SPDR Bloomberg High Yield Bond ETF	8.5%
iShares 20+ Year Treasury Bond ETF	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174349
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Institutional Class
Trading Symbol	BNDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-16	10,000	10,000	10,000
Jul-16	10,069	10,063	10,002
Aug-16	10,136	10,052	10,005
Sep-16	10,169	10,046	10,008
Oct-16	10,090	9,969	10,010
Nov-16	9,914	9,733	10,011
Dec-16	9,981	9,747	10,015
Jan-17	10,059	9,766	10,019
Feb-17	10,177	9,832	10,023
Mar-17	10,161	9,827	10,025
Apr-17	10,248	9,902	10,031
May-17	10,307	9,979	10,037
Jun-17	10,280	9,969	10,045
Jul-17	10,362	10,011	10,052
Aug-17	10,444	10,101	10,061
Sep-17	10,411	10,053	10,070
Oct-17	10,433	10,059	10,078
Nov-17	10,362	10,046	10,087
Dec-17	10,400	10,092	10,096
Jan-18	10,312	9,976	10,108
Feb-18	10,209	9,881	10,117
Mar-18	10,263	9,945	10,130
Apr-18	10,171	9,871	10,144
May-18	10,216	9,941	10,158
Jun-18	10,205	9,929	10,175
Jul-18	10,221	9,931	10,191
Aug-18	10,260	9,995	10,207
Sep-18	10,221	9,931	10,223
Oct-18	10,136	9,852	10,242
Nov-18	10,147	9,911	10,261
Dec-18	10,273	10,093	10,281
Jan-19	10,415	10,200	10,301
Feb-19	10,438	10,195	10,320
Mar-19	10,586	10,390	10,341
Apr-19	10,615	10,393	10,362
May-19	10,741	10,577	10,383
Jun-19	10,879	10,710	10,405
Jul-19	10,896	10,734	10,425
Aug-19	11,089	11,012	10,443
Sep-19	11,031	10,953	10,461
Oct-19	11,053	10,986	10,480
Nov-19	11,026	10,981	10,493
Dec-19	11,061	10,973	10,508
Jan-20	11,241	11,184	10,521
Feb-20	11,340	11,386	10,535
Mar-20	11,077	11,319	10,557
Apr-20	11,247	11,520	10,557
May-20	11,417	11,573	10,558
Jun-20	11,546	11,646	10,559
Jul-20	11,766	11,820	10,560
Aug-20	11,734	11,725	10,561
Sep-20	11,683	11,718	10,562
Oct-20	11,642	11,666	10,563
Nov-20	11,838	11,781	10,564
Dec-20	11,931	11,797	10,564
Jan-21	11,841	11,712	10,565
Feb-21	11,702	11,543	10,566
Mar-21	11,643	11,399	10,566
Apr-21	11,721	11,489	10,566
May-21	11,748	11,527	10,566
Jun-21	11,840	11,607	10,566
Jul-21	11,847	11,737	10,567
Aug-21	11,861	11,715	10,567
Sep-21	11,778	11,614	10,567
Oct-21	11,767	11,610	10,568
Nov-21	11,720	11,645	10,568
Dec-21	11,738	11,615	10,569
Jan-22	11,581	11,365	10,569
Feb-22	11,522	11,238	10,570
Mar-22	11,404	10,926	10,572
Apr-22	11,349	10,511	10,575
May-22	11,337	10,579	10,580
Jun-22	11,044	10,413	10,585
Jul-22	11,080	10,667	10,594
Aug-22	11,007	10,366	10,614
Sep-22	10,938	9,918	10,635
Oct-22	10,947	9,790	10,658
Nov-22	11,107	10,150	10,692
Dec-22	11,068	10,104	10,730
Jan-23	11,242	10,415	10,766
Feb-23	11,130	10,145	10,804
Mar-23	11,242	10,403	10,847
Apr-23	11,286	10,466	10,889
May-23	11,229	10,352	10,933
Jun-23	11,292	10,315	10,979
Jul-23	11,374	10,308	11,028
Aug-23	11,351	10,242	11,078
Sep-23	11,316	9,982	11,127
Oct-23	11,299	9,824	11,178
Nov-23	11,581	10,269	11,228
Dec-23	11,892	10,662	11,281
Jan-24	11,924	10,633	11,330
Feb-24	11,930	10,483	11,378
Mar-24	12,043	10,580	11,430
Apr-24	11,935	10,312	11,479
May-24	12,075	10,487	11,535
Jun-24	12,140	10,587	11,583
Jul-24	12,332	10,834	11,635
Aug-24	12,563	10,990	11,691
Sep-24	12,703	11,137	11,741
Oct-24	12,643	10,860	11,787
Nov-24	12,757	10,975	11,834
Dec-24	12,696	10,796	11,881
Jan-25	12,858	10,853	11,925
Feb-25	13,061	11,092	11,964
Mar-25	12,993	11,096	12,005
Apr-25	12,904	11,140	12,047
May-25	12,925	11,060	12,092
Jun-25	13,097	11,230	12,134
Jul-25	13,159	11,200	12,178
Aug-25	13,277	11,334	12,225
Sep-25	13,473	11,458	12,267
Oct-25	13,578	11,529	12,311
Nov-25	13,641	11,601	12,348
Dec-25	13,664	11,584	12,391
Jan-26	13,752	11,596	12,428
Feb-26	13,873	11,786	12,462
Mar-26	13,696	11,578	12,500
Apr-26	13,869	11,591	12,538
May-26	13,960	11,628	12,577
Jun-26	14,004	11,656	12,614

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	6.92%	3.41%	3.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	3.96%	3.61%	2.35%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 157,016,320
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 242,794
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$157,016,320
# of Portfolio Holdings	13
Portfolio Turnover Rate	70%
Advisory Fees and Waivers	242,794

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
International Fixed Income	9.7%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
U.S. Fixed Income	74.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Registered Investment Companies	84.6%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity Advisor Capital & Income Fund - Class Z	16.2%
PIMCO Low Duration Income Fund - Class I	13.9%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.6%
Guggenheim Total Return Bond Fund - Class I	10.4%
PGIM Total Return Bond Fund Class R6	10.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.7%
State Street SPDR Bloomberg High Yield Bond ETF	8.5%
iShares 20+ Year Treasury Bond ETF	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000099971
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Retail Class
Trading Symbol	FLBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund.
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-16	10,000	10,000	10,000
Jul-16	10,069	10,063	10,002
Aug-16	10,136	10,052	10,005
Sep-16	10,169	10,046	10,008
Oct-16	10,090	9,969	10,010
Nov-16	9,903	9,733	10,011
Dec-16	9,975	9,747	10,015
Jan-17	10,042	9,766	10,019
Feb-17	10,155	9,832	10,023
Mar-17	10,133	9,827	10,025
Apr-17	10,214	9,902	10,031
May-17	10,274	9,979	10,037
Jun-17	10,247	9,969	10,045
Jul-17	10,318	10,011	10,052
Aug-17	10,400	10,101	10,061
Sep-17	10,367	10,053	10,070
Oct-17	10,378	10,059	10,078
Nov-17	10,312	10,046	10,087
Dec-17	10,347	10,092	10,096
Jan-18	10,258	9,976	10,108
Feb-18	10,150	9,881	10,117
Mar-18	10,196	9,945	10,130
Apr-18	10,105	9,871	10,144
May-18	10,143	9,941	10,158
Jun-18	10,132	9,929	10,175
Jul-18	10,138	9,931	10,191
Aug-18	10,177	9,995	10,207
Sep-18	10,138	9,931	10,223
Oct-18	10,048	9,852	10,242
Nov-18	10,065	9,911	10,261
Dec-18	10,174	10,093	10,281
Jan-19	10,304	10,200	10,301
Feb-19	10,332	10,195	10,320
Mar-19	10,479	10,390	10,341
Apr-19	10,501	10,393	10,362
May-19	10,621	10,577	10,383
Jun-19	10,746	10,710	10,405
Jul-19	10,768	10,734	10,425
Aug-19	10,953	11,012	10,443
Sep-19	10,896	10,953	10,461
Oct-19	10,911	10,986	10,480
Nov-19	10,893	10,981	10,493
Dec-19	10,910	10,973	10,508
Jan-20	11,084	11,184	10,521
Feb-20	11,190	11,386	10,535
Mar-20	10,914	11,319	10,557
Apr-20	11,092	11,520	10,557
May-20	11,246	11,573	10,558
Jun-20	11,369	11,646	10,559
Jul-20	11,580	11,820	10,560
Aug-20	11,546	11,725	10,561
Sep-20	11,492	11,718	10,562
Oct-20	11,447	11,666	10,563
Nov-20	11,634	11,781	10,564
Dec-20	11,725	11,797	10,564
Jan-21	11,636	11,712	10,565
Feb-21	11,493	11,543	10,566
Mar-21	11,432	11,399	10,566
Apr-21	11,504	11,489	10,566
May-21	11,527	11,527	10,566
Jun-21	11,614	11,607	10,566
Jul-21	11,617	11,737	10,567
Aug-21	11,627	11,715	10,567
Sep-21	11,554	11,614	10,567
Oct-21	11,532	11,610	10,568
Nov-21	11,485	11,645	10,568
Dec-21	11,488	11,615	10,569
Jan-22	11,334	11,365	10,569
Feb-22	11,277	11,238	10,570
Mar-22	11,165	10,926	10,572
Apr-22	11,108	10,511	10,575
May-22	11,090	10,579	10,580
Jun-22	10,789	10,413	10,585
Jul-22	10,830	10,667	10,594
Aug-22	10,759	10,366	10,614
Sep-22	10,689	9,918	10,635
Oct-22	10,695	9,790	10,658
Nov-22	10,851	10,150	10,692
Dec-22	10,801	10,104	10,730
Jan-23	10,970	10,415	10,766
Feb-23	10,861	10,145	10,804
Mar-23	10,959	10,403	10,847
Apr-23	11,001	10,466	10,889
May-23	10,955	10,352	10,933
Jun-23	11,004	10,315	10,979
Jul-23	11,090	10,308	11,028
Aug-23	11,068	10,242	11,078
Sep-23	11,021	9,982	11,127
Oct-23	10,998	9,824	11,178
Nov-23	11,273	10,269	11,228
Dec-23	11,568	10,662	11,281
Jan-24	11,612	10,633	11,330
Feb-24	11,599	10,483	11,378
Mar-24	11,706	10,580	11,430
Apr-24	11,611	10,312	11,479
May-24	11,732	10,487	11,535
Jun-24	11,796	10,587	11,583
Jul-24	11,976	10,834	11,635
Aug-24	12,207	10,990	11,691
Sep-24	12,336	11,137	11,741
Oct-24	12,278	10,860	11,787
Nov-24	12,388	10,975	11,834
Dec-24	12,336	10,796	11,881
Jan-25	12,467	10,853	11,925
Feb-25	12,671	11,092	11,964
Mar-25	12,605	11,096	12,005
Apr-25	12,512	11,140	12,047
May-25	12,525	11,060	12,092
Jun-25	12,692	11,230	12,134
Jul-25	12,752	11,200	12,178
Aug-25	12,867	11,334	12,225
Sep-25	13,056	11,458	12,267
Oct-25	13,151	11,529	12,311
Nov-25	13,206	11,601	12,348
Dec-25	13,233	11,584	12,391
Jan-26	13,302	11,596	12,428
Feb-26	13,426	11,786	12,462
Mar-26	13,254	11,578	12,500
Apr-26	13,421	11,591	12,538
May-26	13,493	11,628	12,577
Jun-26	13,542	11,656	12,614

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	6.70%	3.12%	3.08%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	3.96%	3.61%	2.35%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 157,016,320
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 242,794
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$157,016,320
# of Portfolio Holdings	13
Portfolio Turnover Rate	70%
Advisory Fees and Waivers	242,794

Holdings [Text Block]

Sector Weighting

Table Summary
Value	Value
International Fixed Income	9.7%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
U.S. Fixed Income	74.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Registered Investment Companies	84.6%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets.

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Fidelity Advisor Capital & Income Fund - Class Z	16.2%
PIMCO Low Duration Income Fund - Class I	13.9%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.6%
Guggenheim Total Return Bond Fund - Class I	10.4%
PGIM Total Return Bond Fund Class R6	10.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.7%
State Street SPDR Bloomberg High Yield Bond ETF	8.5%
iShares 20+ Year Treasury Bond ETF	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources